UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2013

ITEM 1. PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE EMERGING MARKETS LOCAL BOND FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Corporate Bonds and Notes @ : 14.54%

Germany : 2.12%
KFW (Financials, Commercial Banks, TRY)	8.50%	4-15-2015	1,000,000	$606,738

Ireland : 0.79%
RZD Capital Limited (Industrials, Road & Rail, RUB)	8.30	4-2-2019	6,500,000	226,868

Luxembourg : 3.71%
European Investment Bank (Financials, Commercial Banks, ZAR)	6.00	10-21-2019	7,300,000	800,107
European Investment Bank (Financials, Commercial Banks, HUF)	6.50	1-5-2015	54,000,000	264,480

				1,064,587

Netherlands : 1.41%
New World Resources NV (Materials, Metals & Mining, EUR)	7.38	5-15-2015	100,000	138,326
Rabobank Nederland (Financials, Commercial Banks, TRY)	9.50	1-22-2014	450,000	266,354

				404,680

South Africa : 0.99%
Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR)	8.75	3-1-2018	100,000	149,222
Transnet Limited (Industrials, Road & Rail, ZAR)	10.80	11-6-2023	1,000,000	134,973

				284,195

United States : 5.52%
Inter-American Development Bank (Financials, Commercial Banks, MXN)	7.65	2-26-2013	10,480,000	826,164
International Bank for Reconstruction & Development (Financials, Diversified Financial Services, BRL)	10.00	1-21-2015	1,400,000	755,558

				1,581,722

Total Foreign Corporate Bonds and Notes (Cost $4,048,186)				4,168,790

Foreign Government Bonds @: 78.99%
Brazil (BRL)	8.50	1-5-2024	975,000	558,164
Brazil (BRL)	10.00	1-1-2017	4,750,000	2,499,375
Chile (CLP)	5.50	8-5-2020	238,000,000	563,161
Colombia (COP)	7.75	4-14-2021	975,000,000	686,132
Hungary (HUF)	6.75	11-24-2017	290,000,000	1,400,246
Indonesia (IDR)	5.63	5-15-2023	10,000,000,000	1,058,769
Indonesia (IDR)	7.38	9-15-2016	15,100,000,000	1,686,610
Indonesia (IDR)	8.25	6-15-2032	4,000,000,000	489,018
Malaysia (MYR)	4.26	9-15-2016	3,125,000	1,043,341
Mexico (MXN)	7.25	12-15-2016	16,060,000	1,377,712
Poland (PLN)	5.25	10-25-2020	4,900,000	1,753,329
Poland (PLN)	5.75	10-25-2021	6,500,000	2,401,753
Republic of South Africa (ZAR)	2.60	3-31-2028	9,885,403	1,280,814
Russia (RUB)	7.40	4-19-2017	25,000,000	875,483
Russia (RUB)	7.85	3-10-2018	70,000,000	2,535,902
Thailand (THB)	3.25	6-16-2017	32,000,000	1,077,212
Turkey (TRY) ¤	0.00	2-20-2013	1,400,000	793,632
Turkey (TRY)	9.00	3-8-2017	900,000	561,876

Total Foreign Government Bonds (Cost $21,169,285)				22,642,529

Yankee Corporate Bonds and Notes : 4.02%

Brazil : 1.71%
BFF International Limited Company (Consumer Staples, Food Products)	7.25	1-28-2020	$100,000	118,000

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING MARKETS LOCAL BOND FUND

Security name		Interest rate	Maturity date	Principal	Value
Brazil (continued)
ITAU Unibanco Holdings SA (Financials, Commercial Banks) 144A		5.13%	5-13-2023	$200,000	$205,200
Petroplus Finance Limited (Energy, Oil, Gas & Consumable Fuels)		5.75	1-20-2020	150,000	167,608

					490,808

Luxembourg : 0.59%
TNK BP Finance SA (Energy, Oil, Gas & Consumable Fuels)		6.63	3-20-2017	150,000	170,250

Netherlands : 0.63%
Lukoil International Finance Company (Energy, Oil, Gas & Consumable Fuels)		7.25	11-5-2019	150,000	180,750

United Kingdom : 0.41%
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)		7.75	2-15-2017	110,000	116,875

Virgin Islands (British) : 0.68%
Gold Fields Orogen Holdings Company (Materials, Metals & Mining)		4.88	10-7-2020	200,000	194,869

Total Yankee Corporate Bonds and Notes (Cost $1,113,450)					1,153,552

		Yield		Shares
Short-Term Investments : 0.89%

Investment Companies : 0.89%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14		253,505	253,505

Total Short-Term Investments (Cost $253,505)					253,505

Total investments in securities (Cost $26,584,426)*	98.44%				28,218,376
Other assets and liabilities, net	1.56				447,834

Total net assets	100.00%				$28,666,210

@	Foreign bond principal is denominated in local currency.
¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $26,634,328 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,633,493
Gross unrealized depreciation	(49,445)

Net unrealized appreciation	$1,584,048

2

WELLS FARGO ADVANTAGE EMERGING MARKETS LOCAL BOND FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Foreign corporate bonds and notes	$0	$4,168,790	$0	$4,168,790
Foreign government bonds	0	22,642,529	0	22,642,529
Yankee corporate bonds and notes	0	1,153,552	0	1,153,552
Short-term investments
Investment companies	253,505	0	0	253,505

	$253,505	$27,964,871	$0	$28,218,376

As of January 31, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(77,643)	$0	$(77,643)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of January 31, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At January 31, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
2-28-2013	State Street Bank	3,425,000 MYR	$1,100,546	$1,118,696	$(18,150)
2-28-2013	State Street Bank	3,425,000 MYR	1,100,546	1,120,929	(20,383)
3-6-2013	State Street Bank	22,300,000 MXN	1,748,659	1,707,504	41,155

Forward foreign currency contracts to sell:

		Contracts to	U.S. value at	In exchange	Unrealized
Exchange date	Counterparty	deliver	January 31, 2013	for U.S. $	(losses)
2-21-2013	State Street Bank	5,685,000 PLN	$1,835,944	$1,780,569	$(55,375)
4-29-2013	State Street Bank	2,000,000 TRY	1,125,137	1,116,557	(8,580)
4-30-2013	State Street Bank	9,800,000 ZAR	1,083,017	1,066,707	(16,310)

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 0.59%

United States : 0.59%
JPMorgan Chase & Company (Financials, Diversified Financial Services)	3.25%	9-23-2022	$7,500,000	$7,510,290
NBCUniversal Media LLC (Consumer Discretionary, Media)	2.88	1-15-2023	2,600,000	2,536,508

				10,046,798

Total Corporate Bonds and Notes (Cost $10,271,754)				10,046,798

Foreign Corporate Bonds and Notes @: 19.34%

Australia : 1.22%
General Electric Capital Australia Funding (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,405,000	1,555,910
International Bank for Reconstruction & Development (Financials, Commercial Banks, AUD)	5.75	10-1-2020	4,000,000	4,646,073
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.75	5-16-2022	2,500,000	3,737,809
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	4.25	3-23-2020	7,000,000	10,876,064

				20,815,856

Brazil : 0.03%
Voto-Votorantim Limited (Financials, Diversified Financial Services, EUR)	5.25	4-28-2017	300,000	444,001

France : 2.06%
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	4.38	2-8-2017	4,150,000	6,106,242
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	4.73	5-26-2021	3,500,000	5,276,682
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	4.88	3-18-2016	3,750,000	5,578,729
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	5.00	3-15-2017	1,900,000	2,898,595
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	7.00	1-15-2015	2,450,000	3,683,391
Veolia Environnement (Utilities, Multi-Utilities, EUR)	6.75	4-24-2019	6,910,000	11,680,962

				35,224,601

Germany : 1.10%
KFW Bankengruppe (Financials, Commercial Banks, NOK)	3.75	9-25-2015	35,500,000	6,755,391
KFW Bankengruppe (Financials, Commercial Banks, AUD)	6.25	12-4-2019	7,700,000	9,048,291
Unitymedia Hessen GmbH & Company (Consumer Discretionary, Media, EUR) 144A	5.13	1-21-2023	1,700,000	2,261,704
Unitymedia Hessen GmbH & Company (Consumer Discretionary, Media, EUR) 144A	5.75	1-15-2023	500,000	685,689

				18,751,075

Ireland : 0.25%
Rottapharm Limited (Health Care, Pharmaceuticals, EUR) 144A	6.13	11-15-2019	3,000,000	4,221,776

Italy : 0.26%
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods,)	3.63	3-19-2019	3,000,000	4,367,462

Luxembourg : 2.74%
European Investment Bank (Financials, Commercial Banks, NZD)	6.50	9-10-2014	11,189,000	9,846,736
European Investment Bank (Financials, Commercial Banks, AUD)	6.50	8-7-2019	16,400,000	19,230,743
Fiat Industrial SpA (Financials, Consumer Finance, EUR)	6.25	3-9-2018	3,000,000	4,508,238

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Luxembourg (continued)
Heidelbergcement AG (Industrials, Building Products, EUR)	8.50%	10-31-2019	$1,730,000	$2,854,030
Sunrise Communications (Telecommunication Services, Diversified Telecommunication Services, EUR)	7.00	12-31-2017	200,000	287,854
Telenet Finance V (Consumer Discretionary, Media, EUR)	6.25	8-15-2022	3,000,000	4,307,623
Zinc Capital SA (Financials, Diversified Financial Services, EUR)	8.88	5-15-2018	4,025,000	5,834,046

				46,869,270

Mexico : 0.42%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services,)	3.00	7-12-2021	5,100,000	7,159,466

Netherlands : 3.67%
Bank Nederlandse Gemeenten (Financials, Commercial Banks, EUR)	2.63	9-1-2020	9,250,000	13,213,514
BMW Finance NV (Financials, Consumer Finance, EUR)	3.63	1-29-2018	3,500,000	5,187,053
British-American Tobacco Holdings BV (Consumer Staples, Tobacco, EUR)	4.00	7-7-2020	4,370,000	6,629,778
Deutsche Telekom International Finance BV (Telecommunication Services, Diversified Telecommunication Services, EUR)	6.00	1-20-2017	7,000,000	11,053,686
Heineken NV (Consumer Staples, Beverages, EUR)	2.13	8-4-2020	6,000,000	8,025,744
New World Resources NV (Materials, Metals & Mining, EUR)	7.38	5-15-2015	100,000	138,326
New World Resources NV (Materials, Metals & Mining, EUR) 144A	7.88	1-15-2021	3,000,000	3,809,365
Rabobank Nederland (Financials, Commercial Banks, EUR)	4.25	1-16-2017	5,541,000	8,303,589
Rabobank Nederland (Financials, Commercial Banks, NZD)	6.25	7-10-2014	4,361,000	3,782,108
UPC Holdings BV (Consumer Discretionary, Media, EUR)	8.38	8-15-2020	1,635,000	2,442,005

				62,585,168

South Africa : 0.24%
Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR)	8.75	3-1-2018	2,730,000	4,073,769

Switzerland : 0.85%
Eurofima (Financials, Commercial Banks, AUD)	6.25	12-28-2018	12,750,000	14,604,497

United Kingdom : 5.23%
Anglian Water Osprey Financing plc (Utilities, Water & Sewer Revenue, GBP)	7.00	1-31-2018	4,000,000	6,851,520
Aston Martin Capital Limited (Financials, Consumer Finance, GBP)	9.25	7-15-2018	900,000	1,448,811
B.A.T. International Finance plc (Financials, Diversified Financial Services, EUR)	3.63	11-9-2021	4,000,000	5,909,693
GlaxoSmithKline plc (Health Care, Pharmaceuticals, EUR)	5.63	12-13-2017	8,000,000	13,017,943
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	4.60	2-15-2020	9,450,000	14,301,907
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	4.50	7-5-2018	5,000,000	7,584,676
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	5.00	12-2-2019	4,100,000	6,451,266
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	8.25	3-15-2020	3,355,000	5,922,307
National Grid plc (Utilities, Multi-Utilities, EUR)	4.38	3-10-2020	6,511,000	10,129,165
Nationwide Building Society (Financials, Diversified Financial Services,)	3.13	4-3-2017	4,000,000	5,745,573
ODEON & UCI Cinemas Group (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	9.00	8-1-2018	3,200,000	5,328,960
Phones4u Finance plc (Telecommunication Services, Diversified Telecommunication Services, GBP)	9.50	4-1-2018	2,410,000	4,051,596
Virgin Media Finance plc (Telecommunication Services, Diversified Telecommunication Services, GBP)	8.88	10-15-2019	1,431,000	2,532,836

				89,276,253

United States : 1.27%
General Electric Capital Corporation (Financials, Diversified Financial Services, NZD)	7.63	12-10-2014	10,200,000	9,120,570

2

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75%	10-15-2018	1,920,000	$2,652,678
National Grid USA (Utilities, Electric Utilities, EUR)	3.25	6-3-2015	2,065,000	2,934,207
Pfizer Incorporated (Health Care, Pharmaceuticals, EUR)	4.75	6-3-2016	4,600,000	6,972,156

				21,679,611

Total Foreign Corporate Bonds and Notes (Cost $296,094,043)				330,072,805

Foreign Government Bonds @: 75.92%
Australia Government Bond Series 133 (AUD)	5.50	4-21-2023	67,155,000	82,252,107
Bonos y Obligaciones del Estado 144A (EUR)	5.40	1-31-2023	16,980,000	23,354,811
Brazil (BRL)	8.50	1-5-2024	61,035,000	34,941,070
Brazil (BRL)	10.00	1-1-2017	89,550,000	47,119,799
Canada (CAD)	2.50	9-1-2013	80,000,000	80,867,856
Canada 144A (CAD)	3.35	12-15-2020	32,000,000	34,598,436
Canada (NZD)	6.25	6-16-2015	13,150,000	11,704,496
Chile (CLP)	5.50	8-5-2020	531,500,000	1,257,647
Colombia (COP)	7.75	4-14-2021	1,675,000,000	1,178,739
Germany (NOK)	4.00	3-4-2016	40,000,000	7,683,933
Hungary (HUF)	6.75	11-24-2017	760,000,000	3,669,610
Hungary (HUF)	7.00	6-24-2022	8,243,000,000	40,042,210
Hungary (HUF)	7.50	11-12-2020	1,500,000,000	7,593,560
Indonesia (IDR)	5.63	5-15-2023	22,500,000,000	2,382,230
Indonesia (IDR)	7.38	9-15-2016	31,200,000,000	3,484,915
Indonesia (IDR)	8.25	6-15-2032	9,300,000,000	1,136,968
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	25,000,000	33,900,351
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	54,300,000	77,196,340
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	10,200,000	14,486,816
Japan (JPY)	2.00	9-20-2041	3,840,000,000	42,461,132
Korea (KRW)	2.75	9-10-2017	33,300,000,000	30,404,444
Korea (KRW)	5.25	9-10-2015	11,400,000,000	11,116,331
Korea (KRW)	5.25	3-10-2027	33,590,000,000	37,969,340
Malaysia (MYR)	3.31	10-31-2017	78,000,000	25,181,172
Malaysia (MYR)	4.26	9-15-2016	153,725,000	51,324,013
Mexico (MXN)	6.50	6-9-2022	135,500,000	11,803,812
Mexico (MXN)	7.25	12-15-2016	56,500,000	4,846,870
Mexico (MXN)	8.50	11-18-2038	484,100,000	49,866,115
New Zealand (NZD)	5.50	4-15-2023	49,925,000	48,197,542
Norway (NOK)	3.75	5-25-2021	167,000,000	33,582,196
Poland (PLN)	4.00	10-25-2023	72,750,000	23,691,054
Poland (PLN)	5.25	10-25-2020	146,300,000	52,349,389
Poland (PLN)	5.75	10-25-2021	24,200,000	8,941,913
Province of Alberta (CAD)	2.55	12-15-2022	11,750,000	11,564,691
Province of Ontario (AUD)	6.25	9-29-2020	13,600,000	15,835,421
Queensland Treasury (AUD)	5.75	7-22-2024	11,000,000	12,583,566
Republic of South Africa (ZAR)	2.00	1-31-2025	232,770,046	28,724,349
Republic of South Africa (ZAR)	2.60	3-31-2028	21,183,006	2,744,601
Republic of South Africa (ZAR)	3.45	12-7-2033	16,411,085	2,346,514
Republic of South Africa (ZAR)	6.50	2-28-2041	22,300,000	2,026,033
Republic of South Africa (ZAR)	7.75	2-28-2023	125,000,000	14,869,256
Russia (RUB)	7.40	4-19-2017	1,185,000,000	41,497,901
Russia (RUB)	7.85	3-10-2018	165,000,000	5,977,484
Spain Government Bond (EUR)	4.25	10-31-2016	43,000,000	59,996,877
Spain Government Bond (EUR)	5.85	1-31-2022	13,975,000	20,097,085
Sweden Series 1051 (SEK)	3.75	8-12-2017	467,300,000	81,011,358
Thailand (THB)	3.25	6-16-2017	1,523,000,000	51,268,562
Turkey ¤ (TRY)	0.00	2-20-2013	6,350,000	3,599,687
Turkey (TRY)	9.00	3-8-2017	1,900,000	1,186,183

Total Foreign Government Bonds (Cost $1,257,710,417)				1,295,916,785

3

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 3.75%

Bermuda : 0.36%
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	4.75%	2-16-2021	$5,550,000	$6,167,438

Brazil : 0.88%
BM&F Bovespa SA (Financials, Diversified Financial Services)	5.50	7-16-2020	200,000	227,000
BRF Brasil Foods SA (Consumer Staples, Food Products)	5.88	6-6-2022	300,000	331,500
ITAU Unibanco Holdings SA (Financials, Commercial Banks) 144A	5.13	5-13-2023	7,350,000	7,541,100
Petroplus Finance Limited (Energy, Oil, Gas & Consumable Fuels)	5.75	1-20-2020	6,185,000	6,911,051

				15,010,651

Cayman Islands : 0.43%
International Petroleum Investment Company Limited (Energy, Oil, Gas & Consumable Fuels)	5.00	11-15-2020	5,700,000	6,433,875
Petrobras International Finance Company (Energy, Oil, Gas & Consumable Fuels)	5.38	1-27-2021	860,000	942,354

				7,376,229

Luxembourg : 0.12%
Aguila 3 SA (Industrials, Airlines)	7.88	1-31-2018	1,500,000	1,590,000
TNK BP Finance SA (Financials, Commercial Banks)	6.63	3-20-2017	400,000	454,000

				2,044,000

Mexico : 0.12%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services)	3.13	7-16-2022	2,000,000	1,987,346

Netherlands : 0.23%
Lukoil International Finance Company BV (Energy, Oil, Gas & Consumable Fuels)	7.25	11-5-2019	200,000	241,000
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	3,200,000	3,774,573

				4,015,573

Peru : 0.51%
Banco de Credito del Peru (Financials, Commercial Banks) (i)	4.75	3-16-2016	8,200,000	8,712,500

South Africa : 0.17%
Eskom Holdings Limited (Utilities, Electric Utilities)	5.75	1-26-2021	225,000	248,625
Transnet SOC Limited (Industrials, Transportation Infrastructure)	4.50	2-10-2016	2,500,000	2,637,278

				2,885,903

United Kingdom : 0.84%
British Sky Broadcasting Group plc (Consumer Discretionary, Media) 144A	3.13	11-26-2022	2,900,000	2,842,653
HSBC Holdings plc (Financials, Commercial Banks)	4.00	3-30-2022	8,000,000	8,521,720
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	7.75	2-15-2017	2,795,000	2,969,688

				14,334,061

Virgin Islands (British) : 0.09%
Gold Fields Orogen Holdings (Materials, Metals & Mining)	4.88	10-7-2020	1,500,000	1,461,510

Total Yankee Corporate Bonds and Notes (Cost $60,010,576)				63,995,211

4

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name		Yield	Shares	Value
Short-Term Investments : 0.64%

Investment Companies : 0.64%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	10,955,247	$10,955,247

Total Short-Term Investments (Cost $10,955,247)				10,955,247

Total investments in securities (Cost $1,635,042,037)*	100.24%			1,710,986,846
Other assets and liabilities, net	(0.24)			(4,054,371)

Total net assets	100.00%			$1,706,932,475

(i)	Illiquid security
@	Foreign bond principal is denominated in local currency.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
*	Cost for federal income tax purposes is $1,635,161,504 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$89,007,870
Gross unrealized depreciation	(13,182,529)

Net unrealized appreciation	$75,825,341

The accompanying notes are an integral part of these financial statements.

5

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – January 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Corporate bonds and notes	$0	$10,046,798	$0	$10,046,798
Foreign corporate bonds and notes	0	330,072,805	0	330,072,805
Foreign government bonds	0	1,295,916,785	0	1,295,916,785
Yankee corporate bonds and notes	0	63,995,211	0	63,995,211
Short-term investments
Investment companies	10,955,247	0	0	10,955,247

	$10,955,247	$1,700,031,599	$0	$1,710,986,846

As of January 31, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(16,038,440)	$0	$(16,038,440)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of January 31, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At January 31, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
2-7-2013	State Street Bank	11,755,000,000 JPY	$128,549,707	$146,696,368	$(18,146,661)
2-7-2013	State Street Bank	500,000,000 JPY	5,467,874	6,035,076	(567,202)
2-7-2013	State Street Bank	6,450,000,000 JPY	70,535,569	73,288,376	(2,752,807)
2-14-2013	State Street Bank	914,000,000 CZK	48,362,046	47,376,660	985,386
2-28-2013	State Street Bank	7,450,000 MYR	2,393,887	2,433,368	(39,481)
2-28-2013	State Street Bank	7,450,000 MYR	2,393,887	2,438,226	(44,339)
3-4-2013	State Street Bank	44,500,000 CAD	44,585,835	44,979,481	(393,646)
3-6-2013	State Street Bank	45,600,000 MXN	3,575,734	3,491,577	84,157
3-6-2013	State Street Bank	2,100,000 MXN	164,672	165,549	(877)
4-18-2013	State Street Bank	1,435,000 EUR	19,498,885	19,184,740	314,145
4-18-2013	State Street Bank	31,500,000 EUR	42,787,522	41,925,555	861,967
4-18-2013	State Street Bank	13,000,000 EUR	17,658,342	17,463,940	194,402

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2013	In exchange for	U.S. value at January 31, 2013	Unrealized gains (losses)
2-12-2013	State Street Bank	16,315,789 EUR	$22,154,619	4,960,000,000 HUF	$26,316,192	$(4,161,573)
2-12-2013	State Street Bank	19,380,583 EUR	26,316,192	5,901,000,000 HUF	973,699	25,342,493
2-12-2013	State Street Bank	210,000,000 HUF	973,699	713,332 EUR	76,302,183	(75,328,484)
3-13-2013	State Street Bank	6,849,000,000 JPY	74,915,830	100,000,000 NZD	106,958,041	(32,042,211)
3-18-2013	State Street Bank	9,778,034,600 JPY	106,958,041	112,100,000 AUD	22,154,619	84,803,422
3-28-2013	State Street Bank	62,706,493 EUR	85,167,894	6,975,000,000 JPY	74,915,830	10,252,064

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
2-7-13	State Street Bank	980,000,000 JPY	$10,717,032	$11,593,106	$876,074
2-14-13	State Street Bank	914,000,000 CZK	48,362,046	45,834,662	(2,527,384)
2-21-13	State Street Bank	12,100,000 PLN	3,907,637	3,789,777	(117,860)
2-21-13	State Street Bank	72,800,000 PLN	23,510,412	22,896,034	(614,378)
2-21-13	State Street Bank	160,000,000 PLN	51,671,236	48,719,588	(2,951,648)
2-28-13	State Street Bank	17,000,000 GBP	26,958,358	27,269,190	310,832
3-4-13	State Street Bank	44,500,000 CAD	44,585,835	44,734,858	149,023
4-11-13	State Street Bank	337,200,000 MXN	26,346,944	26,186,834	(160,110)
4-22-13	State Street Bank	47,300,000 CAD	47,340,618	47,711,271	370,653
4-29-13	State Street Bank	4,050,000 TRY	2,278,402	2,261,029	(17,373)
4-30-13	State Street Bank	20,850,000 ZAR	2,304,173	2,269,474	(34,699)
4-30-13	State Street Bank	410,000,000 ZAR	45,309,875	44,627,550	(682,325)

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 89.82%

Australia : 3.18%
Amcor Limited (Materials, Containers & Packaging)	112,000	$981,066
BHP Billiton Limited (Materials, Metals & Mining)	48,900	1,911,214
Rio Tinto Limited (Materials, Metals & Mining)	14,000	968,803
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	74,400	1,060,577
Treasury Wine Estates Limited (Consumer Staples, Beverages)	280,900	1,391,381

		6,313,041

China : 10.99%
AutoNavi Holdings Limited ADR (Information Technology, Software)†	108,337	1,292,460
China Construction Bank Corporation (Financials, Commercial Banks)	5,194,000	4,480,473
China Life Insurance Company Limited (Financials, Insurance)	428,000	1,434,871
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	828,000	1,004,652
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	1,322,000	2,144,410
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	6,263,000	4,716,187
Jiangxi Copper Company Limited (Materials, Metals & Mining)	349,000	947,269
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,490,000	2,124,894
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	2,098,000	868,373
SINA Corporation (Information Technology, Internet Software & Services)«†	17,700	972,261
Zhaojin Mining Industry Company Limited (Materials, Metals & Mining)	593,500	893,839
Zijin Mining Group Company Limited Class H (Materials, Metals & Mining)	2,452,000	945,339

		21,825,028

Hong Kong : 5.35%
Bosideng International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,108,000	881,657
China Everbright International Limited (Industrials, Commercial Services & Supplies)	1,842,000	1,014,176
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	1,526,000	2,003,079
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	675,000	1,394,319
Far East Horizon Limited (Financials, Diversified Financial Services)	1,170,000	890,089
First Pacific Company Limited (Financials, Diversified Financial Services)	2,308,000	2,970,039
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	416,000	1,477,783

		10,631,142

India : 6.98%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	314,800	2,009,891
Bharti Infratel Limited (Industrials, Construction & Engineering)†	320,588	1,231,060
Cox & Kings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	407,500	1,040,776
Dabur India Limited (Consumer Staples, Personal Products)	386,900	965,250
DLF Limited (Financials, Real Estate Management & Development)	347,200	1,812,046
Emami Limited (Consumer Staples, Personal Products)	83,700	920,637
Indusind Bank Limited (Financials, Commercial Banks)	121,000	991,386
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	32,500	966,385
Motherson Sumi Systems Limited (Consumer Discretionary, Auto Components)	289,300	1,074,201
State Bank of India Limited (Financials, Commercial Banks)	21,100	967,133
Tata Steel Limited (Materials, Metals & Mining)	122,000	928,705
Unitech Limited (Financials, Real Estate Management & Development)†	1,390,200	963,130

		13,870,600

Indonesia : 1.36%
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	244,500	1,301,573
PT Lippo Karawaci Terbuka Tbk (Financials, Real Estate Management & Development)	13,155,000	1,391,135

		2,692,708

Japan : 27.34%
Dynam Japan Holdings Corporation Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	292,000	509,044
GLP J-REIT (Financials, REITs)†	2,450	2,183,553
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	633,000	3,751,829
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	76,000	2,913,008

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

Security name	Shares	Value
Japan (continued)
Industrial & Infrastructure Fund Investment Corporation (Financials, REITs)«	250	$2,255,454
Japan Retail Fund Investment Corporation (Financials, REITs)	722	1,367,493
Makita Corporation (Industrials, Machinery)	30,900	1,505,380
Marubeni Corporation (Industrials, Trading Companies & Distributors)	201,000	1,474,887
Mazda Motor Corporation (Consumer Discretionary, Automobiles)†	1,320,000	3,550,987
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	95,500	2,013,494
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	337,000	2,789,753
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	441,000	2,358,237
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	163,000	3,723,626
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	3,011,000	6,025,622
Modec Incorporated (Energy, Energy Equipment & Services)	106,000	2,413,385
Nintendo Company Limited (Information Technology, Software)	9,500	926,677
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	56,100	2,349,642
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	184,800	1,891,550
ORIX Corporation (Financials, Consumer Finance)	18,260	1,950,902
Osaka Securities Exchange Company (Financials, Diversified Financial Services)	48,100	2,892,996
Sanrio Company Limited (Consumer Discretionary, Specialty Retail)«	28,900	1,155,115
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	66,700	2,676,899
THK Company Limited (Industrials, Machinery)	93,100	1,616,740

		54,296,273

Malaysia : 2.47%
Eastern & Oriental Bhd (Financials, Real Estate Management & Development)	1,682,000	828,278
KPJ Healthcare Bhd (Health Care, Health Care Providers & Services)	675,700	1,241,792
Sapurakencana Petroleum Bhd (Energy, Energy Equipment & Services)	948,400	891,319
UEM Land Holdings Bhd (Financials, Real Estate Management & Development)†	2,747,100	1,945,163

		4,906,552

New Zealand : 2.51%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	832,000	1,979,438
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)«	1,480,302	3,012,504

		4,991,942

Philippines : 3.87%
D&L Industries Incorporated (Materials, Chemicals)†	16,303,980	2,324,274
Global Estate Resorts Incorporated (Financials, Real Estate Management & Development)†	20,000,000	1,051,985
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	166,800	2,822,706
Semirara Mining Corporation (Energy, Oil, Gas & Consumable Fuels)	245,800	1,486,219

		7,685,184

Singapore : 10.76%
CapitaLand Limited (Financials, Real Estate Management & Development)	318,000	1,027,754
CSE Global Limited (Information Technology, IT Services)	1,498,000	1,046,960
CWT Limited (Industrials, Air Freight & Logistics)	856,000	992,494
DBS Group Holdings Limited (Financials, Commercial Banks)	81,000	979,081
Dyna-Mac Holdings Limited (Industrials, Construction & Engineering)	2,305,000	949,824
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	2,483,000	2,036,060
Indofood Agri Resources Limited (Consumer Staples, Food Products)	1,175,000	1,238,941
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	106,000	984,927
Mapletree Commercial Trust (Financials, REITs)«	1,966,000	2,120,640
Religare Health Trust (Financials, REITs)†	2,672,000	1,953,833
SIA Engineering Company (Industrials, Transportation Infrastructure)	251,000	1,003,878
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	407,000	1,002,990
Singapore Exchange Limited (Financials, Diversified Financial Services)	161,000	1,013,364
Singapore Press Holdings Limited (Consumer Discretionary, Media)	268,000	887,812
Super Group Limited (Consumer Staples, Food Products)	358,000	997,940
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	278,000	1,907,017

2

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name		Shares	Value
Singapore (continued)
Yoma Strategic Holdings Limited (Industrials, Construction & Engineering)		1,673,000	$1,216,580

			21,360,095

South Korea : 5.10%
Hyundai Heavy Industries Company Limited (Industrials, Machinery)†		7,800	1,540,051
Korea Zinc Company Limited (Materials, Metals & Mining)†		6,400	2,256,905
POSCO (Materials, Metals & Mining)		5,700	1,866,106
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		3,360	4,467,966

			10,131,028

Taiwan : 5.15%
Asustek Computer Incorporated (Information Technology, Computers & Peripherals)		170,000	1,946,048
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)		309,000	662,446
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)		132,000	869,524
Lung Yen Life Service Corporation (Consumer Discretionary, Diversified Consumer Services)		132,000	396,092
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		1,241,000	4,266,049
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)«		1,064,400	2,086,224

			10,226,383

Thailand : 4.76%
Bangkok Expressway PCL (Industrials, Transportation Infrastructure)		921,200	1,274,296
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)		888,000	1,057,143
Major Cineplex Group PCL (Consumer Discretionary, Media)		2,334,400	1,573,489
PTT Global Chemical PCL (Materials, Chemicals)		426,000	1,142,857
Shin Corporation PCL (Telecommunication Services, Wireless Telecommunication Services)		916,000	2,099,857
The Siam Cement PCL (Materials, Construction Materials)		155,000	2,307,847

			9,455,489

Total Common Stocks (Cost $158,102,207)			178,385,465

Investment Companies : 5.45%

Hong Kong : 4.18%
CSOP FTSE China A50 ETF †		1,704,000	2,478,418
iShares MSCI China Index ETF		3,839,300	5,831,673

			8,310,091

United States : 1.27%
iShares MSCI Japan Index ETF		252,400	2,516,428

Total Investment Companies (Cost $9,676,656)			10,826,519

	Expiration date
Warrants : 0.27%

United Kingdom : 0.27%
HSBC Bank plc (Financials, Commercial Banks)†(a)	1-6-2022	478,000	543,400

Total Warrants (Cost $458,163)			543,400

3

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

Security name		Yield	Shares	Value
Short-Term Investments : 6.02%

Investment Companies : 6.02%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	7,328,736	$7,328,736
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.19	4,626,359	4,626,359

Total Short-Term Investments (Cost $11,955,095)				11,955,095

Total investments in securities (Cost $180,192,121)*	101.56%			201,710,479
Other assets and liabilities, net	(1.56)			(3,101,851)

Total net assets	100.00%			$198,608,628

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $185,023,799 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,178,717
Gross unrealized depreciation	(4,492,037)

Net unrealized appreciation	$16,686,680

4

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – January 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$178,385,465	$0	$0	$178,385,465
Investment companies	10,826,519	0	0	10,826,519
Warrants	0	543,400	0	543,400
Short-term investments
Investment companies	7,328,736	4,626,359	0	11,955,095

	$196,540,720	$5,169,759	$0	$201,710,479

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 95.46%

Australia : 2.57%
Arrium Limited (Materials, Metals & Mining)	198,700	$197,880
Bendigo Bank Limited (Financials, Commercial Banks)	26,100	250,941
BHP Billiton Limited (Materials, Metals & Mining)	10,682	417,497
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	46,700	187,490
Downer EDI Limited (Industrials, Commercial Services & Supplies)†	42,300	198,497
Goodman Fielder Limited (Consumer Staples, Food Products)†	134,500	93,271
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	18,600	200,943
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	113,232
Perilya Limited (Industrials, Professional Services)†	289,100	91,949
Westfield Group (Financials, REITs)	5,840	68,086
Westpac Banking Corporation (Financials, Commercial Banks)	7,400	216,377

		2,036,163

Austria : 0.43%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	218,481
Voestalpine AG (Materials, Metals & Mining)	3,400	124,508

		342,989

Belgium : 1.90%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	9,698	841,432
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	3,600	170,667
KBC Groep NV (Financials, Commercial Banks)	4,900	193,176
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	614	29,054
Tessenderlo Chemie NV (Materials, Chemicals)	3,600	125,379
UCB SA (Health Care, Pharmaceuticals)	2,538	146,511

		1,506,219

Brazil : 1.03%
Banco do Brasil SA (Financials, Commercial Banks)	12,100	148,261
Cia Saneamento Basico de Sao Paulo (Utilities, Water Utilities)	5,900	265,764
Cia Saneamento Minas Gerais (Utilities, Water Utilities)	5,300	128,977
Cosan Limited Class A (Consumer Staples, Food Products)	13,874	272,902

		815,904

Canada : 3.92%
Barrick Gold Corporation (Materials, Metals & Mining)	11,208	356,894
Canadian Pacific Railway Limited (Industrials, Road & Rail)	9,615	1,110,821
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	11,290	375,280
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)«	4,500	235,197
Metro Incorporated (Consumer Staples, Food & Staples Retailing)«	3,400	211,077
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	4,293	145,912
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	6,539	433,666
WestJet Airlines Limited (Industrials, Airlines)	11,100	232,595

		3,101,442

China : 3.23%
AutoNavi Holdings Limited ADR (Information Technology, Software)†	7,872	93,913
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	7,848	849,938
Biostime International Holdings Limited (Consumer Staples, Food Products)	27,500	114,001
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	220,000	133,894
China Construction Bank Corporation (Financials, Commercial Banks)	157,000	135,432
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	284,000	344,591
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	141,500	152,896
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	421,000	317,023

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security name	Shares	Value
China (continued)
Shenguan Holdings Group Limited (Consumer Staples, Food Products)	172,000	$90,930
Tencent Holdings Limited (Information Technology, Internet Software & Services)	9,200	321,954

		2,554,572

Denmark : 0.25%
Danske Bank A/S (Financials, Commercial Banks)†	5,300	101,665
H. Lundbeck A/S (Health Care, Pharmaceuticals)	6,200	98,054

		199,719

Finland : 0.50%
Metso Oyj (Industrials, Machinery)	5,883	263,362
TietoEnator Oyj (Information Technology, IT Services)	5,800	129,233

		392,595

France : 5.68%
Arkema SA (Industrials, Professional Services)	910	103,790
AXA SA (Financials, Insurance)	7,500	138,903
BNP Paribas SA (Financials, Commercial Banks)	3,600	225,878
Credit Agricole SA (Financials, Commercial Banks)†	10,900	107,744
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	752	141,775
Pernod-Ricard SA (Consumer Staples, Beverages)	4,293	537,437
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	6,100	595,187
Schneider Electric SA (Industrials, Electrical Equipment)	5,804	442,106
SCOR SE (Financials, Insurance)	7,700	221,647
Societe Generale SA (Financials, Diversified Financial Services)†	3,700	167,169
Total SA (Energy, Oil, Gas & Consumable Fuels)	14,603	791,731
Unibail-Rodamco SA (Financials, Real Estate Management & Development)	2,017	476,668
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	12,000	257,276
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	2,597	284,142

		4,491,453

Germany : 11.30%
Allianz AG (Financials, Insurance)	6,529	933,936
BASF SE (Materials, Chemicals)	2,900	293,983
Bayer AG (Health Care, Pharmaceuticals)	8,814	869,809
Beiersdorf AG (Consumer Staples, Personal Products)	5,236	459,626
Brenntag AG (Materials, Chemicals)	2,916	415,534
Daimler AG (Consumer Discretionary, Automobiles)	4,800	279,435
Deutsche Bank AG (Financials, Commercial Banks)	3,300	171,209
Deutsche Post AG (Industrials, Air Freight & Logistics)	22,130	519,682
E.ON AG (Utilities, Multi-Utilities)	6,200	107,797
Hannover Rueckversicherung AG (Financials, Insurance)	2,200	177,617
Heidelbergcement AG (Materials, Construction Materials)	1,000	62,988
Kabel Deutschland Holding AG (Consumer Discretionary, Media)	4,646	376,734
Linde AG (Materials, Chemicals)	5,827	1,063,360
Metro AG (Consumer Staples, Food & Staples Retailing)	21,723	670,581
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	5,597	1,028,608
Norddeutsche Affinerie AG (Materials, Metals & Mining)	1,800	135,082
RWE AG (Utilities, Multi-Utilities)	2,900	109,092
SAP AG (Information Technology, Software)	4,919	403,012
Siemens AG (Industrials, Industrial Conglomerates)«	4,536	497,892
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	369,430

		8,945,407

Hong Kong : 6.68%
AIA Group Limited (Financials, Insurance)	191,200	760,569
China Everbright Limited (Financials, Capital Markets)	404,000	761,596
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	73,400	806,838

2

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Hong Kong (continued)
China Resources Land Limited (Financials, Real Estate Management & Development)	114,600	$348,733
Guangdong Investment Limited (Utilities, Water Utilities)	194,000	161,095
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)«	1,129,424	396,115
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	25,058	196,204
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	6,000	388,860
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	245,000	173,118
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	226,500	113,901
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	29,027	146,344
Sino Land Company (Financials, Real Estate Management & Development)	107,753	201,462
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	31,823	522,354
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	43,073	120,798
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	112,686	48,240
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	140,805

		5,287,032

India : 0.61%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	16,734	111,167
Grasim Industries GDR (Industrials, Construction & Engineering)	1,800	101,610
Tata Motors Limited ADR (Consumer Discretionary, Auto Components)«	5,100	140,913
Tata Steel Limited GDR (Industrials, Machinery)	17,100	130,217

		483,907

Indonesia : 0.11%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	104,000	84,887
Ireland : 1.07%
Covidien plc (Health Care, Health Care Equipment & Supplies)	9,741	607,254
CRH plc (Materials, Construction Materials)	11,190	241,733

		848,987

Israel : 0.42%
Bank Hapoalim Limited (Financials, Commercial Banks)†	38,000	159,930
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	4,600	170,903

		330,833

Italy : 2.34%
Enel SpA (Utilities, Electric Utilities)	48,100	209,776
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	30,391	762,989
Fiat Industrial SpA (Consumer Discretionary, Auto Components)	21,812	280,911
Intesa Sanpaolo SpA (Financials, Commercial Banks)	294,240	600,078

		1,853,754

Japan : 16.62%
Adeka Corporation (Materials, Chemicals)	20,600	176,613
Alpine Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	11,600	104,780
Asahi Glass Company Limited (Industrials, Building Products)	54,000	357,854
Bridgestone Corporation (Consumer Discretionary, Auto Components)	5,050	132,152
Canon Incorporated (Information Technology, Office Electronics)	12,300	452,616
Capcom Company Limited (Information Technology, Software)	21,200	341,259
Daiwa Securities Group Incorporated (Financials, Capital Markets)	37,000	214,850
Edion Corporation (Consumer Discretionary, Specialty Retail)«	26,900	129,433
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	7,300	116,551
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	39,000	164,197
Hitachi Capital Corporation (Financials, Consumer Finance)	5,100	101,559
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	28,900	1,107,710

3

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security name	Shares	Value
Japan (continued)
Itochu Corporation (Industrials, Trading Companies & Distributors)	53,500	$604,943
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	35,000	1,089,671
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	28,500	168,298
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	4,200	312,319
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	161,032
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	164,197
Marubeni Corporation (Industrials, Trading Companies & Distributors)	30,000	220,132
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,800	75,094
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	5,500	115,960
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	90,300	514,476
Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)«	121,000	191,864
Mitsui OSK Lines Limited (Industrials, Marine)	151,000	497,031
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	154,300	308,786
NGK Insulators Limited (Industrials, Electrical Equipment)	27,000	314,451
Nichirei Corporation (Consumer Staples, Food Products)	21,000	104,259
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	2,900	92,190
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	5,600	234,545
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	24,700	252,821
Nitto Denko Corporation (Materials, Chemicals)	7,200	406,277
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	100	151,895
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	6,000	193,428
Rengo Company Limited (Materials, Containers & Packaging)	23,000	116,956
Sankyu Incorporated (Industrials, Road & Rail)	28,000	110,536
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	5,600	98,962
Seino Holdings Company Limited (Industrials, Transportation Infrastructure)	3,000	20,439
Sharp Corporation (Consumer Discretionary, Household Durables)«	55,000	187,052
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	115,958
Sumitomo Corporation (Consumer Discretionary, Distributors)	19,900	257,223
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	8,000	321,067
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	70,000	258,735
Toshiba TEC Corporation (Information Technology, Office Electronics)	22,000	127,027
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	20,700	988,086
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	2,100	175,909
USS Company Limited (Consumer Discretionary, Specialty Retail)	2,830	317,522
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)«	12,700	488,862

		13,157,577

Liechtenstein : 0.13%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	1,400	106,148

Malaysia : 0.05%
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	41,700	37,445

Netherlands : 3.38%
Aegon NV (Financials, Insurance)	17,300	115,759
Akzo Nobel NV (Materials, Chemicals)	9,115	623,645
ING Groep NV (Financials, Diversified Financial Services)†	16,600	167,897
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	16,900	248,285
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	2,500	153,279
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	3,077	210,109
Nutreco Holding NV (Consumer Staples, Food Products)	1,300	115,246
Sensata Technologies Holdings NV (Industrials, Electrical Equipment)†	2,740	92,448
Unilever NV (Consumer Staples, Food Products)	21,381	865,128
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	2,567	81,891

		2,673,687

Nigeria : 0.14%
Nigerian Breweries plc (Consumer Staples, Beverages)	110,116	111,146

Norway : 1.13%
Atea ASA (Information Technology, IT Services)	8,400	99,947

4

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Norway (continued)
DnB Nor ASA (Financials, Commercial Banks)	7,800	$109,085
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A†	11,286	80,158
Marine Harvest ASA (Consumer Staples, Food Products)†	450,955	451,541
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	5,700	151,815

		892,546

Russia : 1.25%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	254,625
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	282,671
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	14,461	284,303
Sberbank of Russia (Financials, Commercial Banks)	45,087	163,440

		985,039

Singapore : 0.04%
City Developments Limited (Financials, Real Estate Management & Development)	3,459	32,671

South Africa : 0.32%
Exxaro Resources Limited (Materials, Metals & Mining)	6,400	125,940
Imperial Holding Limited (Consumer Discretionary, Distributors)	5,700	124,196

		250,136

South Korea : 2.63%
Hana Financial Group Incorporated (Financials, Commercial Banks)	9,970	357,077
Industrial Bank of Korea (Financials, Commercial Banks)	13,500	152,490
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	126	167,549
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	702	466,128
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	4,834	743,573
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	16,400	192,777

		2,079,594

Spain : 0.41%
Banco Santander Central Hispano SA (Financials, Commercial Banks)	22,800	191,289
Grifols SA (Health Care, Biotechnology) †	3,658	124,419
Grifols SA B Shares (Health Care, Biotechnology)†	232	6,146

		321,854

Sweden : 1.12%
Boliden AB (Materials, Metals & Mining)	12,400	229,361
Saab AB (Industrials, Aerospace & Defense)	9,100	196,804
Volvo AB Class B (Industrials, Machinery)	30,881	457,057

		883,222

Switzerland : 7.64%
ABB Limited (Industrials, Electrical Equipment)	23,810	510,710
Actelion Limited (Health Care, Biotechnology)	590	29,239
Baloise Holding AG (Financials, Insurance)	2,000	181,089
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,334	274,216
Credit Suisse Group AG (Financials, Capital Markets)	15,109	446,604
Georg Fischer AG (Industrials, Machinery)	400	170,980
Holcim Limited (Materials, Construction Materials)	2,444	190,272
Nestle SA (Consumer Staples, Food Products)	12,868	903,538
Novartis AG (Health Care, Pharmaceuticals)	12,476	849,966
Roche Holdings AG (Health Care, Pharmaceuticals)	2,262	500,595

5

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security name	Shares	Value
Switzerland (continued)
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	675	$370,413
Swiss Re AG (Financials, Insurance)	2,100	156,338
UBS AG (Financials, Diversified Financial Services)	19,855	344,280
Valora Holding AG (Consumer Discretionary, Specialty Retail)	600	131,399
Zurich Financial Services AG (Financials, Insurance)	3,443	990,470

		6,050,109

Taiwan : 0.38%
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	16,829	298,546

United Kingdom : 15.70%
Amlin plc (Financials, Insurance)	19,500	118,636
AstraZeneca plc (Health Care, Pharmaceuticals)	9,400	455,153
Aviva plc (Financials, Insurance)	22,000	127,949
BAE Systems plc (Industrials, Aerospace & Defense)	49,700	267,687
Barclays plc (Financials, Commercial Banks)	50,000	238,693
BP plc (Energy, Oil, Gas & Consumable Fuels)	128,954	954,602
British Land Company plc (Financials, REITs)	17,364	154,771
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	78,600	309,904
Capita plc (Industrials, Professional Services)	47,563	593,673
Chemring Group plc (Industrials, Aerospace & Defense)	42,326	190,378
Debenhams plc (Consumer Discretionary, Multiline Retail)	232,664	373,802
Diageo plc (Consumer Staples, Beverages)	4,429	131,848
Firstgroup plc (Industrials, Road & Rail)	32,500	99,997
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	4,400	100,873
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,300	66,695
HSBC Holdings plc (Financials, Commercial Banks)	55,378	629,474
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	14,101	524,440
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,349	98,582
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	42,600	223,433
Johnson Matthey plc (Materials, Chemicals)	7,231	259,759
Land Securities Group plc (Financials, REITs)	24,395	310,684
Man Group plc (Financials, Capital Markets)	253,308	355,345
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	50,800	107,640
Meggitt plc (Industrials, Aerospace & Defense)	24,932	172,008
Old Mutual plc (Financials, Commercial Banks)	68,700	204,188
Pace plc (Consumer Discretionary, Household Durables)	36,800	131,729
Prudential plc (Financials, Insurance)	8,667	131,685
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	5,706	380,269
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)	8,478	127,200
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	53,200	111,122
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	20,600	749,487
SABMiller plc (Consumer Staples, Beverages)	11,695	584,271
Smiths Group plc (Industrials, Industrial Conglomerates)	20,061	390,391
Tesco plc (Consumer Staples, Food & Staples Retailing)	39,100	220,951
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)«†	233,700	249,261
Tullett Prebon plc (Financials, Capital Markets)	20,600	78,412
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	111,300	303,794
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	23,568	643,878
WH Smith plc (Consumer Discretionary, Specialty Retail)	15,600	164,779
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	48,700	193,868
Wolseley plc (Industrials, Trading Companies & Distributors)	11,891	555,401
WPP plc (Consumer Discretionary, Media)	21,795	342,731

		12,429,443

United States : 2.36%
Apple Incorporated (Information Technology, Computers & Peripherals)	509	231,753
Bank of America Corporation (Financials, Diversified Financial Services)	19,436	220,016
Kohlberg Kravis Roberts & Company LP (Financials, Capital Markets)	13,704	231,324
Liberty Global Incorporated Class A (Consumer Discretionary, Media)†	2,296	156,794
QUALCOMM Incorporated (Information Technology, Communications Equipment)	7,112	469,605

6

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name			Shares	Value
United States (continued)
Schlumberger Limited (Energy, Energy Equipment & Services)			5,982	$466,895
Virgin Media Incorporated (Consumer Discretionary, Media)«			2,329	91,747

				1,868,134

Virgin Islands (British) : 0.12%
Arcos Dorados Holdings Incorporated Class A (Consumer Discretionary, Hotels, Restaurants & Leisure)«			7,096	97,499

Total Common Stocks (Cost $68,526,089)				75,550,659

		Dividend yield
Preferred Stocks : 0.84%

Brazil : 0.29%
Cia Energetica de Minas Gerais (Utilities, Oil, Gas & Consumable Fuels) ±		21.64%	6,300	68,336
Companhia Vale do Rio Doce Class A (Materials, Metals & Mining) ±		6.47	8,400	163,246

				231,582

Germany : 0.55%
Henkel AG & Company KGaA ADR (Consumer Staples, Household Products) ±		1.12	4,872	430,187

Total Preferred Stocks (Cost $653,179)				661,769

Short-Term Investments : 5.96%

		Yield
Investment Companies : 5.96%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14	2,189,069	2,189,069
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.19	2,530,615	2,530,615

Total Short-Term Investments (Cost $4,719,684)				4,719,684

Total investments in securities (Cost $73,898,952)*	102.26%			80,932,112
Other assets and liabilities, net	(2.26)			(1,785,084)

Total net assets	100.00%			$79,147,028

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $77,340,929 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,999,312
Gross unrealized depreciation	(8,408,129)

Net unrealized appreciation	$3,591,183

7

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$75,267,988	$282,671	$0	$75,550,659
Preferred stocks	661,769	0	0	661,769
Short-term investments
Investment companies	2,189,069	2,530,615	0	4,719,684

	$78,118,826	$2,813,286	$0	$80,932,112

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 86.99%

Brazil : 12.60%
All America Latina Logistica SA (Industrials, Road & Rail)	6,524,070	$28,404,694
B2W Companhia Global do Varejo (Consumer Discretionary, Internet & Catalog Retail)†	1,905,290	14,600,510
Banco Bradesco SA ADR (Financials, Commercial Banks)«	4,840,335	88,965,357
Banco do Brasil SA (Financials, Commercial Banks)	1,212,700	14,859,206
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)«	856,278	19,009,372
Brookfield Incorporacoes SA (Financials, Real Estate Management & Development)	4,603,572	7,813,832
Campanhia De Bebidas ADR (Consumer Staples, Beverages)«	1,468,500	69,107,610
CETIP SA (Financials, Capital Markets)	2,123,937	26,717,866
Cia de Concessoes Rodoviarias (Industrials, Transportation Infrastructure)	1,299,000	13,405,203
Cielo SA (Information Technology, IT Services)	466,480	13,193,137
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	500,800	20,046,083
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	1,061,400	6,076,260
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	1,801,100	32,924,108
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)«	1,792,953	32,434,520
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	2,750,963	12,156,815
Vale SA Depository Receipt (Metal Mining, Metals & Mining)	1,441,636	29,077,798

		428,792,371

Chile : 0.06%
Inversiones La Construccion (Financials, Diversified Financial Services)	100,000	1,962,232

China : 14.79%
51job Incorporated ADR (Industrials, Professional Services)†	548,191	29,602,314
Bitauto Holdings Limited ADR (Information Technology, Internet Software & Services)†	292,524	2,904,763
China Life Insurance Company Limited (Financials, Insurance)	15,453,000	51,806,225
China Life Insurance Company Limited ADR (Financials, Insurance)	257,486	12,882,025
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	7,013,500	77,094,782
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	290,633	15,897,625
China Telecom Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	31,328,000	17,046,724
Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail)«†	1,271,974	25,197,805
Dalian Port Company Limited (Industrials, Transportation Infrastructure)	18,732,000	4,709,931
First Tractor Company (Industrials, Machinery)†	7,382,000	7,538,675
Hengan International Group Company Limited (Consumer Staples, Personal Products)	2,790,000	27,988,498
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«†	7,071,000	4,741,109
NetEase.com Incorporated ADR (Information Technology, Internet Software & Services)«	170,000	7,891,400
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)«	1,523,789	26,011,078
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	23,270,000	33,185,419
PetroChina Company Limited ADR (Energy, Oil, Gas & Consumable Fuels)	55,100	7,835,220
Sichuan Expressway Company (Industrials, Transportation Infrastructure)	22,984,000	8,327,751
SINA Corporation (Information Technology, Internet Software & Services)«†	1,223,317	67,196,803
Sinotrans Limited (Industrials, Air Freight & Logistics)	32,149,000	5,844,971
Tingyi Holding Corporation (Consumer Staples, Food Products)	8,400,000	23,611,935
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	7,932,000	45,820,151

		503,135,204

Hong Kong : 3.30%
AIA Group Limited (Financials, Insurance)	7,809,000	31,063,214
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	21,780,000	44,990,020
CNOOC Limited ADR (Energy, Oil, Gas & Consumable Fuels)	52,100	10,697,693
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	15,985,000	11,295,072
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,033,500	7,181,456
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,592,000	7,146,195

		112,373,650

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

Security name	Shares	Value
India : 7.87%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	4,838,728	$30,893,627
Bharti Infratel Limited (Industrials, Construction & Engineering)†	5,218,871	20,040,504
Hindustan Unilever Limited (Consumer Staples, Household Products)	1,820,200	16,218,909
ICICI Bank Limited ADR (Financials, Commercial Banks)«	1,508,695	69,098,231
Infosys Technologies Limited ADR (Information Technology, IT Services)«	918,115	48,403,023
ITC Limited (Consumer Staples, Tobacco)	3,120,000	18,046,024
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)144A	1,175,987	39,372,045
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	925,000	15,419,275
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	10,229,917

		267,721,555

Indonesia : 0.81%
PT Astra Agro Lestari Tbk (Consumer Staples, Food Products)	2,659,000	5,146,011
PT Astra International Incorporated Tbk (Consumer Discretionary, Automobiles)	7,755,000	5,852,079
PT Telekomunik Indonesia Persoro Tbk (Telecommunication Services, Diversified Telecommunication Services)«	420,464	16,671,398

		27,669,488

Israel : 0.67%
Israel Chemicals Limited (Materials, Chemicals)	1,719,600	22,782,730

Malaysia : 1.53%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,923,700	18,112,375
KLCC Property Holdings Bhd (Real Estate, Real Estate Management & Development)	3,387,900	6,858,671
Resorts World Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	12,236,000	14,453,209
Sime Darby Bhd (Industrials, Industrial Conglomerates)	4,258,837	12,747,726

		52,171,981

Mexico : 8.85%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)«	2,036,920	51,248,907
Cemex SAB de CV (Materials, Construction Materials)«†	2,416,257	26,216,388
Fibra Uno Administracion SAB de CV (Financials, REITs)	5,098,969	15,945,056
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	560,700	60,493,923
Grupo Financiero Banorte SAB de CV (Financials, Commercial Banks)	4,823,936	33,201,409
Grupo Financiero Santander SAB de CV (Financials, Commercial Banks)†	860,641	13,382,968
Grupo Televisa SAB ADR (Consumer Discretionary, Media)«	3,145,000	88,091,450
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	3,880,000	12,554,323

		301,134,424

Netherlands : 0.32%
Yandex NV (Information Technology, Internet Software & Services)†	450,000	10,894,500

Peru : 0.80%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)«	925,100	27,373,709

Philippines : 0.68%
Ayala Corporation (Financials, Diversified Financial Services)	598,124	8,350,361
Metropolitan Bank & Trust Company (Financials, Commercial Banks)	2,808,093	7,274,745
SM Investments Corporation (Industrials, Industrial Conglomerates)	318,466	7,451,877

		23,076,983

Russia : 3.51%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	2,089,130	19,679,605
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	576,549	38,917,058
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,840,000	36,174,400
Sberbank of Russia (Financials, Commercial Banks)	5,517,377	20,000,492

2

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Russia (continued)
Sberbank Sponsored ADR (Financials, Commercial Banks)	324,095	$4,780,401

		119,551,956

South Africa : 5.83%
Anglo Platinum Limited (Materials, Metals & Mining)«	284,832	13,947,134
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)«	1,012,742	28,377,031
Gold Fields Limited ADR (Materials, Metals & Mining)	960,700	11,163,334
Impala Platinum Holdings Limited (Materials, Metals & Mining)	1,290,758	23,432,908
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	1,486,843	29,105,385
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	550,000	23,812,151
Sasol Limited ADR (Metal Mining, Oil, Gas & Consumable Fuels)«	76,587	3,310,856
Standard Bank Group Limited (Financials, Commercial Banks)	1,797,490	23,444,866
Tiger Brands Limited (Consumer Staples, Food Products)	1,268,733	41,771,264

		198,364,929

South Korea : 10.86%
Amorepacific Corporation (Consumer Staples, Personal Products)†	3,900	3,921,758
KB Financial Group Incorporated (Financials, Commercial Banks)†	480,000	17,147,186
KB Financial Group Incorporated ADR (Financials, Commercial Banks)«†	93,117	3,288,892
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	3,833,013	64,931,240
KT&G Corporation (Consumer Staples, Tobacco)	640,491	44,643,356
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)†	7,255	9,700,650
Lotte Confectionery Company Limited (Consumer Staples, Food & Staples Retailing)†	7,227	11,448,516
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	112,836	150,043,876
Samsung Life Insurance Company Limited (Financials, Insurance)	385,137	37,136,979
Shinhan Financial Group Company Limited (Financials, Commercial Banks)†	725,945	27,299,812

		369,562,265

Taiwan : 8.58%
104 Corporation (Industrials, Commercial Services & Supplies)	1,455,000	3,937,294
Chunghwa Telecom Limited ADR (Telecommunication Services, Diversified Telecommunication Services)«	63,834	2,040,773
Far Eastern Textile Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	26,613,491	30,825,915
First Financial Holding Company Limited (Financials, Commercial Banks)	44,687,510	27,242,483
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)	54,050,750	29,289,350
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	956,881	10,467,633
Mercadolibre Incorporated ADR (Information Technology, Internet Software & Services)«	65,000	5,746,000
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	1,500,000	8,102,891
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	8,213,000	8,636,772
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	12,735,224	43,778,478
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	5,391,552	95,646,132
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	5,900,000	10,350,702
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	40,323,092	15,705,064

		291,769,487

Thailand : 3.44%
Bangkok Bank PCL (Financials, Commercial Banks)	3,519,700	25,966,935
PTT Exploration & Production PCL ADR (Energy, Oil, Gas & Consumable Fuels)	3,782,739	21,057,501
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	2,663,300	30,455,577
Siam Commercial Bank PCL (Financials, Commercial Banks)	2,400,000	14,406,439
Thai Beverage Public Company Limited (Consumer Staples, Beverages)	59,594,000	25,279,239

		117,165,691

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

Security name				Shares	Value
Turkey : 1.64%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)				1,755,725	$26,254,761
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)«†				1,889,600	29,553,344

					55,808,105

United Kingdom : 0.85%
African Barrick Gold Limited (Materials, Metals & Mining)				1,428,500	8,061,009
Standard Chartered plc (Financials, Commercial Banks)				780,000	20,752,018

					28,813,027

Total Common Stocks (Cost $2,571,144,396)					2,960,124,287

		Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%

Brazil : 0.00%
Lupatech SA (s)(a)(i)		6.50%	4-15-2018	$303,000	52,055

Total Convertible Debentures (Cost $160,691)					52,055

		Dividend yield		Shares
Preferred Stocks : 2.80%
Brazil : 2.80%
Banco do Estado do Rio Grande do Sul SA (Financials, Commercial Banks) ±		1.46		1,143,000	9,786,401
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±		0.70		6,974,603	62,238,529
Vale SA ADR (Materials, Metals & Mining) ±		3.03		1,203,500	23,167,375

Total Preferred Stocks (Cost $75,197,798)					95,192,305

Short-Term Investments : 16.69%

		Yield
Investment Companies : 16.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14		307,778,847	307,778,847
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.19		260,038,698	260,038,698
Total Short-Term Investments (Cost $567,817,545)					567,817,545

Total investments in securities (Cost $3,214,320,430)*	106.48%				3,623,186,192
Other assets and liabilities, net	(6.48)				(220,641,877)

Total net assets	100.00%				$3,402,544,315

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate

4

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $3,222,493,372 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$561,924,486
Gross unrealized depreciation	(161,231,666)

Net unrealized appreciation	$400,692,820

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2013, fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in Securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$2,960,124,287	$0	$0	$2,960,124,287
Preferred stocks	95,192,305	0	0	95,192,305
Convertible debentures	0	0	52,055	52,055
Short-term investments
Investment companies	307,778,847	260,038,698	0	567,817,545

Total	$3,363,095,439	$260,038,698	$52,055	$3,623,186,192

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 88.56%

Brazil : 6.24%
BMF Bovespa SA (Financials, Diversified Financial Services)	26,200	$183,407
EDP Energias Do Brasil SA (Utilities, Electric Utilities)	15,700	96,107
Natura Cosmeticos SA (Consumer Staples, Personal Products)	3,500	94,383
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	8,500	214,030
Transmissora Alianca de Energia Eletrica SA Composite Unit (Utilities, Electric Utilities)	17,400	205,338

		793,265

Chile : 2.86%
AFP Habitat SA (Financials, Capital Markets)	38,760	78,088
Aguas Andinas SA Class A (Utilities, Water Utilities)	127,979	94,766
CorpBanca NPV (Financials, Commercial Banks)	6,652,471	95,277
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	4,375	95,149

		363,280

China : 15.90%
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	133,000	124,161
CapitaRetail China Trust (Financials, REITs)	89,000	126,203
China BlueChemical Limited (Materials, Chemicals)	136,000	97,676
China Construction Bank (Financials, Commercial Banks)	339,000	292,430
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	92,000	111,628
China Shineway Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	53,000	96,905
Chongqing Rural Commercial Bank (Financials, Commercial Banks)	123,000	73,114
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	102,000	165,454
Country Garden Holdings Company Limited (Financials, Real Estate Management & Development)†	147,000	78,282
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	432,000	325,306
KWG Property Holding Limited (Financials, Real Estate Management & Development)	103,500	78,472
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	152,000	216,768
Qingling Motors Company Limited (Consumer Discretionary, Automobiles)	504,000	137,772
Zhejiang Expressway Company (Industrials, Transportation Infrastructure)	110,000	97,725

		2,021,896

Hong Kong : 4.72%
Bosideng International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	304,000	86,237
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	20,000	219,847
Luk Fook Holdings International Limited (Consumer Discretionary, Specialty Retail)	1,000	3,507
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	34,000	120,780
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	68,000	64,007
VTech Holdings Limited (Information Technology, Communications Equipment)	4,600	52,997
Xinyi Glass Holding Company Limited (Consumer Discretionary, Auto Components)	82,000	53,607

		600,982

India : 1.28%
ICICI Bank Limited ADR (Financials, Commercial Banks)	3,550	162,590

Indonesia : 0.91%
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	240,500	115,435

Malaysia : 3.21%
Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	76,666	107,337
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	29,300	62,429
Malayan Banking Bhd (Financials, Commercial Banks)	42,000	120,039

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY INCOME FUND

Security name	Shares	Value
Malaysia (continued)
Sunway Real Estate Investment (Financials, REITs)	238,900	$119,181

		408,986

Mexico : 4.37%
Bolsa Mexicana De Valores SA (Financials, Diversified Financial Services)	47,500	120,108
Grupo Aeroportuario Del Pacifico SAB de CV (Industrials, Transportation Infrastructure)	21,300	132,846
Grupo Financiero Santander SAB de CV (Financials, Commercial Banks)	10,631	33,027
Kimberly-Clark de Mexico SAB de CV (Consumer Staples, Household Products)	49,000	138,083
Macquarie Mexico Real Estate Management SA de CV (Financials, REITs)144A†	56,900	132,465

		556,529

Norway : 0.52%
Prosafe ASA (Energy, Energy Equipment & Services)	6,890	65,584

Panama : 0.50%
Banco Latinoamericano De Exportaciones SA E Shares (Financials, Commercial Banks)	2,750	63,800

Philippines : 4.20%
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	5,710	150,732
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	3,170	217,073
Semirara Mining Corporation (Energy, Oil, Gas & Consumable Fuels)	27,500	166,278

		534,083

Poland : 0.76%
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	729	96,101

Russia : 4.80%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	13,450	126,699
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	2,265	152,888
Mining and Metallurgical Company Norilsk Nickel ADR (Materials, Metals & Mining)	3,400	67,626
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	13,400	263,444

		610,657

Singapore : 5.75%
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	137,000	112,340
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	13,000	120,793
Parkway Life REIT (Financials, REITs)	71,000	133,665
Religare Health Trust (Financials, REITs)†	172,000	125,771
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	20,000	88,555
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	53,000	149,881

		731,005

South Africa : 4.25%
Coronation Fund Managers Limited (Financials, Capital Markets)	15,447	75,949
Exxaro Resources Limited (Materials, Metals & Mining)	7,070	139,125
Foschini Limited (Consumer Discretionary, Specialty Retail)	3,808	49,856
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	15,400	54,163
Nedbank Group Limited (Financials, Commercial Banks)	5,210	113,438
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	2,498	108,151

		540,682

South Korea : 6.26%
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†	5,060	145,212
KB Financial Group Incorporated (Financials, Commercial Banks)†	3,110	111,099

2

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
South Korea (continued)
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	13,100	$221,914
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	660	59,338
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	15,300	259,335

		796,898

Taiwan : 10.85%
Asustek Computer Incorporated (Information Technology, Computers & Peripherals)	11,000	125,921
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	30,000	64,315
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	18,000	57,305
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	14,000	92,222
Huaku Development Company Limited (Financials, Real Estate Management & Development)	34,680	85,506
Mega Financial Holding Company Limited (Financials, Commercial Banks)	119,065	97,384
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	31,000	123,364
Taiwan Hon Chuan Enterprise (Materials, Containers & Packaging)	22,000	54,764
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	13,850	245,699
TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	8,479	145,880
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	83,000	162,680
Wistron Corporation (Information Technology, Computers & Peripherals)	107,850	124,921

		1,379,961

Thailand : 7.31%
Bangkok Bank PCL (Financials, Commercial Banks)	22,400	165,258
Bangkok Expressway PCL (Industrials, Transportation Infrastructure)	56,000	77,465
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	65,500	77,976
Major Cineplex Group PCL (Consumer Discretionary, Media)	83,000	55,946
Shin Corporation PCL (Information Technology, Communications Equipment)	123,600	283,924
Siam Cement PCL (Materials, Construction Materials)	6,200	96,472
Ticon Industrial Connection PCL (Financials, Real Estate Management & Development)	185,300	103,773
Tisco Financial Group PCL (Financials, Commercial Banks)	39,500	69,542

		930,356

Turkey : 1.90%
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)	11,081	126,010
Turkcell Iletisim Hizmetleri AS (Telecommunication Services, Wireless Telecommunication Services)†	18,500	115,181

		241,191

United Kingdom : 1.44%
African Bank Investments Limited (Financials, Diversified Financial Services)	16,103	55,537
HSBC Holdings plc (Financials, Commercial Banks)	11,200	127,519

		183,056

United States : 0.53%
CTC Media Incorporated (Consumer Discretionary, Media)	6,350	67,945

Total Common Stocks (Cost $9,703,039)		11,264,282

3

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY INCOME FUND

Security name		Dividend yield	Shares	Value
Preferred Stocks : 5.59%

Brazil : 3.63%
Banco Bradesco SA (Financials, Commercial Banks) ±		2.80%	7,000	$128,656
Companhia Vale do Rio Doce Class A (Materials, Metals & Mining) ±		6.01	9,700	188,510
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels) ±		1.86	16,000	145,268

				462,434

Russia : 1.96%
Sberbank ADR (Financials, Commercial Banks) (a)±		3.36	55,329	144,034
Surgutneftegas ADR (Energy, Oil, Gas & Consumable Fuels) (a)±		9.23	138,227	105,216

				249,250

Total Preferred Stocks (Cost $621,348)				711,684

Investment Companies : 0.97%
FII BTG Pactual Corporate Office Fund			1,550	122,982

Total Investment Companies (Cost $114,063)				122,982

Short-Term Investments : 6.33%

		Yield
Investment Companies : 6.33%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14	804,774	804,774

Total Short-Term Investments (Cost $804,774)				804,774

Total investments in securities (Cost $11,243,224)*	101.45%			12,903,722
Other assets and liabilities, net	(1.45)			(183,869)

Total net assets	100.00%			$12,719,853

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $11,323,359 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,659,386
Gross unrealized depreciation	(79,023)

Net unrealized appreciation	$1,580,363

The accompanying notes are an integral part of these financial statements.	4

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY INCOME FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$11,264,282	$0	$0	$11,264,282
Preferred stocks	606,468	105,216	0	711,684
Investment companies	122,982	0	0	122,982
Short-term investments				0
Investment companies	804,774	0	0	804,774

	$12,798,506	$105,216	$0	$12,903,722

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 95.26%

Argentina : 0.57%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	176,826	$1,564,910

Australia : 1.32%
Atlas Iron Limited (Materials, Metals & Mining)	1,130,755	1,745,143
Tiger Resources Limited (Materials, Metals & Mining)†	5,119,714	1,868,593

		3,613,736

Austria : 0.59%
RHI AG (Materials, Construction Materials)	44,429	1,627,588

Canada : 4.57%
Alamos Gold Incorporated (Materials, Metals & Mining)	100,329	1,542,053
Aurizon Mines Limited (Materials, Metals & Mining)†	485,571	2,249,186
B2Gold Corporation (Materials, Metals & Mining)†	278,844	1,073,552
IAMGOLD Corporation (Materials, Metals & Mining)	42,438	350,114
Inmet Mining Corporation (Materials, Metals & Mining)	24,571	1,773,724
MBAC Fertilizer Corporation (Materials, Chemicals)†	364,065	1,262,949
Mercator Minerals Limited (Materials, Metals & Mining)†	2,230,671	1,051,148
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	276,122	1,577,998
Surge Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)†	468,192	1,642,944

		12,523,668

China : 2.08%
51job Incorporated ADR (Industrials, Professional Services)«†	35,425	1,912,950
Pactera Technology International Limited ADR (Information Technology, IT Services)†	261,547	2,100,222
Sinotrans Limited (Industrials, Air Freight & Logistics)	9,264,000	1,684,277

		5,697,449

Denmark : 0.86%
Jyske Bank (Financials, Commercial Banks)†	71,949	2,343,872

France : 4.89%
Alten (Information Technology, IT Services)	62,095	2,386,048
Atos Origin SA (Information Technology, IT Services)	32,680	2,390,814
Laurent Perrier Group (Consumer Staples, Beverages)	7,479	700,695
Mersen (Industrials, Electrical Equipment)	60,610	1,780,892
SCOR SE (Financials, Insurance)	107,396	3,091,435
Teleperformance (Industrials, Professional Services)	76,025	3,031,255

		13,381,139

Germany : 2.28%
Amadeus Fire AG (Industrials, Commercial Services & Supplies)	27,261	1,555,001
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	13,084	673,134
GSW Immobilien AG (Financials, Real Estate Management & Development)	45,155	1,927,020
Hochtief AG (Industrials, Construction & Engineering)	32,160	2,097,320

		6,252,475

Hong Kong : 0.79%
China High Precision Automation Group (Information Technology, Electronic Equipment, Instruments & Components)«(a)(i)	3,447,000	177,786
Emperor Watch & Jewellery Limited (Consumer Discretionary, Specialty Retail)	8,940,000	1,106,635
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	437,500	885,673

		2,170,094

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND

Security name	Shares	Value
Ireland : 0.56%
C&C Group plc (Consumer Staples, Beverages)	232,340	$1,520,572

Israel : 0.48%
Bezeq The Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	1,118,590	1,312,813

Italy : 1.12%
Amplifon SpA (Health Care, Health Care Providers & Services)	104,999	560,576
Davide Campari-Milano SpA (Consumer Staples, Beverages)	150,106	1,171,931
Mediobanca SpA (Financials, Capital Markets)	182,719	1,343,440

		3,075,947

Japan : 8.38%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	119,100	2,229,747
Amada Company Limited (Industrials, Machinery)	133,000	831,932
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	131,000	1,674,657
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	46,000	1,851,167
Hitachi Chemical Company Limited (Materials, Chemicals)	140,300	1,974,587
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	366,000	2,293,379
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	121,200	2,467,870
ORIX JREIT Incorporated (Financials, REITs)	431	2,441,446
Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	11,500	1,129,313
Sumitomo Heavy Industries Limited (Industrials, Machinery)	314,000	1,387,238
Tamron Company Limited (Consumer Discretionary, Leisure Equipment & Products)	46,737	1,317,090
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)«	17,900	662,600
Toshiba Machine Company Limited (Industrials, Machinery)	281,263	1,285,668
Yusen Logistics Company Limited (Industrials, Air Freight & Logistics)	145,000	1,417,573

		22,964,267

Luxembourg : 1.22%
Acergy SA (Energy, Energy Equipment & Services)	51,244	1,240,084
Eurofins Scientific (Health Care, Life Sciences Tools & Services)	11,794	2,107,430

		3,347,514

Netherlands : 1.77%
Nutreco Holding NV (Consumer Staples, Food Products)	31,570	2,798,706
USG People NV (Industrials, Professional Services)	239,578	2,041,903

		4,840,609

Norway : 2.76%
Hoegh LNG Holdings Limited (Energy, Oil, Gas & Consumable Fuels)†	256,797	2,420,884
Ocean Rig UDW Incorporated (Energy, Energy Equipment & Services)†	86,406	1,493,096
SpareBank 1 SR Bank ASA (Financials, Commercial Banks)	281,619	2,165,150
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	39,829	1,487,327

		7,566,457

Russia : 0.94%
Sollers OJSC (Consumer Discretionary, Automobiles)†(a)	98,599	2,571,362

South Korea : 1.09%
BS Financial Group Incorporated (Financials, Commercial Banks)	175,810	2,324,920
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	28,060	653,232

		2,978,152

2

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Sweden : 0.58%
Meda AB Class A (Health Care, Pharmaceuticals)	134,804	$1,575,365

Switzerland : 2.99%
ARYZTA AG (Consumer Staples, Food Products)	35,097	1,972,652
Barry Callebaut AG (Consumer Staples, Food Products)	1,931	1,944,686
Dufry AG (Consumer Discretionary, Specialty Retail)†	12,452	1,700,768
Lonza Group AG (Health Care, Life Sciences Tools & Services)	30,219	1,779,835
Micronas Semiconductor Holding AG (Information Technology, Semiconductors & Semiconductor Equipment)	86,055	797,147

		8,195,088

Taiwan : 1.02%
Catcher Technology Company Limited (Information Technology, Computers & Peripherals)	354,000	1,582,578
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	1,142,000	1,200,925

		2,783,503

United Kingdom : 12.62%
Aberdeen Asset Management plc (Financials, Capital Markets)	179,530	1,145,772
Ashtead Group plc (Industrials, Trading Companies & Distributors)	303,153	2,182,835
Babcock International Group plc (Industrials, Commercial Services & Supplies)	145,985	2,403,304
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	400,061	3,797,463
Britvic plc (Consumer Staples, Beverages)	279,609	1,990,248
Capita plc (Industrials, Professional Services)	156,342	1,951,433
Catlin Group Limited (Financials, Insurance)	355,102	2,942,677
Enquest plc (Energy, Oil, Gas & Consumable Fuels)†	894,507	1,832,945
Hays plc (Industrials, Professional Services)	1,223,688	1,727,285
Hiscox Limited (Financials, Insurance)	398,454	2,995,434
Mitie Group plc (Industrials, Commercial Services & Supplies)	585,817	2,619,149
Perform Group plc (Consumer Discretionary, Media)†	214,722	1,287,276
Savills plc (Financials, Real Estate Management & Development)	344,799	2,706,914
SIG plc (Industrials, Trading Companies & Distributors)	850,411	1,780,353
Taylor Wimpey plc (Consumer Discretionary, Household Durables)	2,321,815	2,620,027
Travis Perkins plc (Industrials, Trading Companies & Distributors)	29,527	566,641

		34,549,756

United States : 41.78%
A. Schulman Incorporated (Materials, Chemicals)	71,711	2,305,509
ACCO Brands Corporation (Industrials, Commercial Services & Supplies)«†	232,300	1,935,059
ACI Worldwide Incorporated (Information Technology, Software)†	80,700	3,836,478
ALLETE Incorporated (Utilities, Electric Utilities)«	77,900	3,594,306
ATMI Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	160,800	3,281,928
Bill Barrett Corporation (Energy, Oil, Gas & Consumable Fuels)†	52,995	846,330
Bio-Rad Laboratories Incorporated Class A (Health Care, Life Sciences Tools & Services)†	28,100	3,197,499
Blyth Incorporated (Consumer Discretionary, Household Durables)	67,753	949,220
Broadridge Financial Solutions Incorporated (Information Technology, IT Services)	58,736	1,384,408
Brown & Brown Incorporated (Financials, Insurance)«	128,900	3,524,126
Cambrex Corporation (Health Care, Life Sciences Tools & Services)†	77,900	915,325
Casey’s General Stores Incorporated (Consumer Staples, Food & Staples Retailing)	31,500	1,723,995
Comstock Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)«†	138,380	2,018,964
Covance Incorporated (Health Care, Life Sciences Tools & Services)«†	13,500	900,585
Delta Apparel Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	102,600	1,482,570
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	170,600	863,236
Douglas Dynamics Incorporated (Industrials, Machinery)«	176,300	2,323,634
EMCOR Group Incorporated (Industrials, Construction & Engineering)	66,400	2,412,312
Endurance Specialty Holdings Limited (Financials, Insurance)	56,200	2,412,104
First Citizens BancShares Incorporated (Financials, Commercial Banks)	23,012	4,012,372
First Niagara Financial Group Incorporated (Financials, Commercial Banks)	428,400	3,358,656
Forward Air Corporation (Industrials, Air Freight & Logistics)	44,205	1,640,448
Franklin Electric Company Incorporated (Industrials, Electrical Equipment)«	61,681	4,103,020
Global Payments Incorporated (Information Technology, IT Services)	53,200	2,620,632

3

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND

Security name			Shares	Value
United States (continued)
Guess? Incorporated (Consumer Discretionary, Specialty Retail)«			96,000	$2,600,640
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies)«†			56,600	2,373,804
Hatteras Financial Corporation (Financials, REITs)			22,100	598,468
Heidrick & Struggles International Incorporated (Industrials, Professional Services)			75,687	1,196,611
Imation Corporation (Information Technology, Computers & Peripherals)†			442,454	1,641,504
Impax Laboratories Incorporated (Health Care, Pharmaceuticals)†			92,247	1,859,700
Kadant Incorporated (Industrials, Machinery)†			100,076	2,689,042
Lattice Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†			480,400	2,137,780
Lear Corporation (Consumer Discretionary, Auto Components)			36,600	1,793,400
Macquarie Infrastructure Company LLC (Industrials, Transportation Infrastructure)			73,267	3,396,658
Maidenform Brands Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†			178,400	3,462,744
Matthews International Corporation (Consumer Discretionary, Diversified Consumer Services)«			79,240	2,595,902
Mueller Industries Incorporated (Industrials, Machinery)			60,700	3,238,952
Neenah Paper Incorporated (Materials, Paper & Forest Products)			30,508	943,918
Patterson Companies Incorporated (Health Care, Health Care Providers & Services)«			52,300	1,889,599
Progress Software Corporation (Information Technology, Software)†			67,400	1,581,878
Quanex Building Products Corporation (Industrials, Building Products)			132,526	2,737,983
Salix Pharmaceuticals Limited (Health Care, Pharmaceuticals)†			25,600	1,226,240
Silgan Holdings Incorporated (Materials, Containers & Packaging)			69,500	2,981,550
Simpson Manufacturing Company Incorporated (Industrials, Building Products)«			105,200	3,410,584
Steel Excel Incorporated (Energy, Energy Equipment & Services)†			66,500	1,699,075
Stone Energy Corporation (Energy, Oil, Gas & Consumable Fuels)†			129,164	2,906,190
TreeHouse Foods Incorporated (Consumer Staples, Food Products)†			61,200	3,239,316
Validus Holdings Limited (Financials, Insurance)			75,839	2,761,298
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)«†			348,490	3,829,905

				114,435,457

Total Common Stocks (Cost $230,855,338)				260,891,793

		Yield
Short-Term Investments : 13.52%

Investment Companies : 13.52%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	13,859,651	13,859,651
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.19	23,172,077	23,172,077

Total Short-Term Investments (Cost $37,031,728)				37,031,728

Total investments in securities (Cost $267,887,066)*	108.78%			297,923,521
Other assets and liabilities, net	(8.78)			(24,054,323)

Total net assets	100.00%			$273,869,198

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $269,338,660 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$43,342,918
Gross unrealized depreciation	(14,758,057)

Net unrealized appreciation	$28,584,861

4

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND (THE “FUND”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$258,142,645	$2,571,362	$177,786	$260,891,793
Short-term investments
Investment companies	13,859,651	23,172,077	0	37,031,728

	$272,002,296	$25,743,439	$177,786	$297,923,521

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 98.65%

Australia : 1.93%
BHP Billiton Limited (Materials, Metals & Mining)	131,637	$5,144,918

Brazil : 1.27%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	172,177	3,386,722

Canada : 5.17%
Barrick Gold Corporation (Materials, Metals & Mining)	117,781	3,750,476
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	110,482	3,672,422
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	53,023	1,802,165
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	69,194	4,588,946

		13,814,009

China : 2.28%
AutoNavi Holdings Limited ADR (Information Technology, Software)†	86,065	1,026,755
Biostime International Holding Limited (Consumer Staples, Food Products)«	302,000	1,251,941
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	3,755,000	2,827,604
Shenguan Holdings Group Limited (Consumer Staples, Food Products)	1,886,000	997,060

		6,103,360

Finland : 1.06%
Metso Oyj (Industrials, Machinery)	63,318	2,834,538

Germany : 8.97%
Allianz AG (Financials, Insurance)	29,407	4,206,504
Bayer AG (Health Care, Pharmaceuticals)	45,133	4,453,949
Metro AG (Consumer Staples, Food & Staples Retailing)	173,962	5,370,138
SAP AG (Information Technology, Software)	51,687	4,234,701
Siemens AG (Industrials, Industrial Conglomerates)«	52,007	5,708,529

		23,973,821

Hong Kong : 8.43%
China Everbright Limited (Financials, Capital Markets)	4,160,000	7,842,174
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	492,000	5,408,232
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)«	12,905,522	4,526,268
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	65,600	4,251,536
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,178,605	504,548

		22,532,758

Italy : 4.58%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	236,867	5,946,721
Intesa Sanpaolo SpA (Financials, Commercial Banks)	3,091,941	6,305,757

		12,252,478

Japan : 19.38%
Asahi Glass Company Limited (Industrials, Building Products)	653,000	4,327,388
Canon Incorporated (Information Technology, Office Electronics)	142,600	5,247,406
Capcom Company Limited (Information Technology, Software)	233,400	3,757,065
Daiwa Securities Group Incorporated (Financials, Capital Markets)	400,000	2,322,708
Itochu Corporation (Industrials, Trading Companies & Distributors)	427,100	4,829,366
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	1,126,700	6,419,276
Mitsui OSK Lines Limited (Industrials, Marine)	1,585,000	5,217,180
Nitto Denko Corporation (Materials, Chemicals)	80,788	4,558,654
Sharp Corporation (Consumer Discretionary, Household Durables)«	570,000	1,938,542
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	147,800	7,055,028

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

Security name	Shares	Value
Japan (continued)
USS Company Limited (Consumer Discretionary, Specialty Retail)	29,910	$3,355,860
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)«	71,820	2,764,573

		51,793,046

Netherlands : 2.45%
Akzo Nobel NV (Materials, Chemicals)	95,784	6,553,502

Norway : 2.11%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A†	119,559	849,162
Marine Harvest ASA (Consumer Staples, Food Products)†	4,794,838	4,801,070

		5,650,232

Russia : 1.94%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	162,088	3,186,650
Sberbank of Russia (Financials, Commercial Banks)	553,101	2,004,991

		5,191,641

South Korea : 4.93%
Hana Financial Group Incorporated (Financials, Commercial Banks)	66,610	2,385,646
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	7,965	5,288,760
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	35,780	5,503,731

		13,178,137

Sweden : 1.88%
Volvo AB Class B (Industrials, Machinery)	338,446	5,009,204

Switzerland : 9.34%
ABB Limited (Industrials, Electrical Equipment)	250,196	5,366,547
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	31,411	2,583,499
Novartis AG (Health Care, Pharmaceuticals)	91,403	6,227,115
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,508	3,022,576
Zurich Financial Services AG (Financials, Insurance)	26,991	7,764,676

		24,964,413

Taiwan : 1.26%
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	190,181	3,373,811

United Kingdom : 16.87%
BP plc (Energy, Oil, Gas & Consumable Fuels)	985,246	7,293,437
Capita plc (Industrials, Professional Services)	462,117	5,768,061
Chemring Group plc (Industrials, Aerospace & Defense)	444,255	1,998,213
Debenhams plc (Consumer Discretionary, Multiline Retail)	2,444,895	3,928,012
Man Group plc (Financials, Capital Markets)	3,080,766	4,321,751
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	61,359	4,089,192
Smiths Group plc (Industrials, Industrial Conglomerates)	219,867	4,278,660
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	264,166	7,217,015
Wolseley plc (Industrials, Trading Companies & Distributors)	132,477	6,187,696

		45,082,037

United States : 4.80%
Apple Incorporated (Information Technology, Computers & Peripherals)	5,351	2,436,364
Bank of America Corporation (Financials, Diversified Financial Services)	219,731	2,487,355
KKR & Company LP (Financials, Capital Markets)	154,930	2,615,218

2

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name			Shares	Value
United States (continued)
QUALCOMM Incorporated (Information Technology, Communications Equipment)			80,174	$5,293,888

				12,832,825

Total Common Stocks (Cost $226,529,256)				263,671,452

Short-Term Investments : 4.64%

		Yield
Investment Companies : 4.64%
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(u)(l)		0.19%	12,415,803	12,415,803

Total Short-Term Investments (Cost $12,415,803)				12,415,803

Total investments in securities (Cost $238,945,059)*	103.29%			276,087,255
Other assets and liabilities, net	(3.29)			(8,799,176)

Total net assets	100.00%			$267,288,079

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
*	Cost for federal income tax purposes is $243,908,226 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$38,247,016
Gross unrealized depreciation	(6,067,987)

Net unrealized appreciation	$32,179,029

3

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team . The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$263,671,452	$0	$0	$263,671,452
Short-term investments
Investment companies	0	12,415,803	0	12,415,803

	$263,671,452	$12,415,803	$0	$276,087,255

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 98.84%

Chile : 2.00%
Enersis SA ADR (Utilities, Electric Utilities)«	174,600	$3,430,890

France : 5.43%
L’Oreal SA (Consumer Staples, Personal Products)	20,500	3,045,140
Total SA (Energy, Oil, Gas & Consumable Fuels)	51,880	2,812,777
Total SA ADR (Energy, Oil, Gas & Consumable Fuels)	11,300	613,477
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	132,500	2,840,757

		9,312,151

Germany : 2.22%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	41,000	3,810,600

Israel : 1.84%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	83,000	3,153,170

Japan : 6.74%
Kao Corporation (Consumer Staples, Personal Products)	85,800	2,462,018
Kao Corporation ADR (Consumer Staples, Personal Products)«	15,500	445,672
Komatsu Limited (Industrials, Machinery)	123,000	3,275,247
Komatsu Limited ADR (Industrials, Machinery)	13,500	360,207
ORIX Corporation (Financials, Consumer Finance)	14,900	1,591,919
ORIX Corporation ADR (Financials, Consumer Finance)«	14,500	797,355
TOTO Limited (Industrials, Building Products)	333,000	2,636,470

		11,568,888

Luxembourg : 2.14%
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	39,930	3,680,329

Netherlands : 7.24%
European Aeronautic Defence & Space Company NV (Industrials, Aerospace & Defense)	92,695	4,355,432
Heineken NV (Consumer Staples, Beverages)	48,000	3,375,384
Unilever NV (Consumer Staples, Food Products)«	116,000	4,695,680

		12,426,496

Singapore : 2.18%
DBS Group Holdings Limited (Financials, Commercial Banks)	310,282	3,750,510

South Korea : 2.98%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,850	5,119,545

Spain : 1.92%
Banco Santander Central Hispano SA ADR (Financials, Commercial Banks)«	402,254	3,290,438

Switzerland : 3.91%
Novartis AG ADR (Health Care, Pharmaceuticals)	51,300	3,479,166
Transocean Limited (Energy, Energy Equipment & Services)«	57,000	3,232,470

		6,711,636

Taiwan : 0.00%
China Trust Financial Holding Company Limited (Financials, Commercial Banks)	131	75

United Kingdom : 6.52%
Diageo plc (Consumer Staples, Beverages)	86,000	2,560,153
HSBC Holdings plc ADR (Financials, Commercial Banks)«	38,734	2,202,415

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND

Security name	Shares	Value
United Kingdom (continued)
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)«	77,609	$2,751,408
Standard Chartered plc (Financials, Commercial Banks)	138,248	3,678,109

		11,192,085

United States : 53.72%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	101,000	3,421,880
Air Products & Chemicals Incorporated (Materials, Chemicals)	37,580	3,285,619
Apple Incorporated (Information Technology, Computers & Peripherals)	8,300	3,779,073
Autoliv Incorporated GDR (Consumer Discretionary, Auto Components)	51,350	3,367,955
Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)	61,500	4,172,160
Charles Schwab Corporation (Financials, Capital Markets)«	228,500	3,777,105
eBay Incorporated (Information Technology, Internet Software & Services)†	67,000	3,747,310
EMC Corporation (Information Technology, Computers & Peripherals)†	186,500	4,589,765
Franklin Resources Incorporated (Financials, Capital Markets)	29,600	4,051,648
Home Depot Incorporated (Consumer Discretionary, Specialty Retail)	52,000	3,479,840
JPMorgan Chase & Company (Financials, Diversified Financial Services)	91,500	4,305,075
Northrop Grumman Corporation (Industrials, Aerospace & Defense)«	49,000	3,186,960
NVR Incorporated (Consumer Discretionary, Household Durables)†	3,400	3,500,844
Occidental Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	41,000	3,619,070
Oracle Corporation (Information Technology, Software)	159,000	5,646,090
PepsiCo Incorporated (Consumer Staples, Beverages)	46,500	3,387,525
QUALCOMM Incorporated (Information Technology, Communications Equipment)	48,500	3,202,455
Schlumberger Limited (Energy, Energy Equipment & Services)	50,000	3,902,500
SPX Corporation (Industrials, Machinery)	41,500	3,097,145
SunTrust Banks Incorporated (Financials, Commercial Banks)	67,000	1,900,790
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	109,500	3,622,260
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)	44,000	3,488,760
Visa Incorporated Class A (Information Technology, IT Services)«	26,767	4,226,777
Walt Disney Company (Consumer Discretionary, Media)	65,500	3,529,140
Zions Bancorporation (Financials, Commercial Banks)	167,000	3,894,440

		92,182,186

Total Common Stocks (Cost $133,953,264)		169,628,999

Short-Term Investments : 12.50%

		Yield
Investment Companies : 12.50%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	2,845,602	2,845,602
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.19	18,603,946	18,603,946

Total Short-Term Investments (Cost $21,449,548)				21,449,548

Total investments in securities (Cost $155,402,812)*	111.34%			191,078,547
Other assets and liabilities, net	(11.34)			(19,467,797)

Total net assets	100.00%			$171,610,750

«	All or a portion of this security is on loan.
†	Non-income-earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

2

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

*	Cost for federal income tax purposes is $155,949,949 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$38,910,394
Gross unrealized depreciation	(3,781,796)

Net unrealized appreciation	$35,128,598

3

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase

1

or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair Valuation Measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$168,823,120	$805,879	$0	$169,628,999
Short-term investments
Investment companies	2,845,602	18,603,946	0	21,449,548

	$171,668,722	$19,409,825	$0	$191,078,547

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

2

WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 94.28%

Consumer Discretionary : 17.77%

Auto Components : 1.50%
Dana Holding Corporation	60,000	$964,800

Diversified Consumer Services : 0.78%
Sotheby’s Holdings Incorporated «	14,000	502,880
Hotels, Restaurants & Leisure : 1.11%
Six Flags Entertainment Corporation	11,350	714,369

Household Durables : 0.64%
Ethan Allen Interiors Incorporated «	14,300	413,413

Specialty Retail : 9.73%
Abercrombie & Fitch Company Class A	26,500	1,325,000
Aeropostale Incorporated «†	75,500	1,021,515
Ascena Retail Group Incorporated «†	66,500	1,127,175
DSW Incorporated Class A	13,500	903,555
Group 1 Automotive Incorporated «	10,000	677,400
OfficeMax Incorporated	111,500	1,201,970

		6,256,615

Textiles, Apparel & Luxury Goods : 4.01%
Carter’s Incorporated †	16,000	963,680
Jones Group Incorporated «	134,500	1,614,000

		2,577,680

Consumer Staples : 4.08%

Food Products : 4.08%
Flowers Foods Incorporated	34,300	921,984
J & J Snack Foods Corporation	9,250	630,388
TreeHouse Foods Incorporated †	20,250	1,071,833

		2,624,205

Energy : 4.82%

Energy Equipment & Services : 3.17%
Lufkin Industries Incorporated	14,000	810,740
Oceaneering International Incorporated	10,250	647,903
Tetra Technologies Incorporated «†	68,400	581,400

		2,040,043

Oil, Gas & Consumable Fuels : 1.65%
Oasis Petroleum Incorporated «†	29,500	1,058,460

Financials : 19.56%

Capital Markets : 4.37%
E*TRADE Financial Corporation †	89,000	944,290
Eaton Vance Corporation «	22,500	814,500
Stifel Financial Corporation «†	28,500	1,050,225

		2,809,015

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINISIC SMALL CAP VALUE FUND

Security name	Shares	Value
Commercial Banks : 9.62%
Associated Banc-Corp «	82,000	$1,170,140
Cathay General Bancorp	32,000	621,120
Glacier Bancorp Incorporated «	59,500	927,010
Hancock Holding Company «	37,500	1,133,250
TCF Financial Corporation «	51,300	700,758
Zions Bancorporation «	70,000	1,632,400

		6,184,678

Insurance : 3.42%
Horace Mann Educators Corporation	29,600	643,504
Stancorp Financial Group Incorporated «	40,000	1,555,600

		2,199,104

Real Estate Management & Development : 2.15%
Jones Lang LaSalle Incorporated	15,000	1,382,100

Health Care : 7.54%

Health Care Equipment & Supplies : 2.26%
Steris Corporation	38,500	1,452,605

Health Care Providers & Services : 1.79%
AMN Healthcare Services Incorporated †	94,600	1,149,390

Life Sciences Tools & Services : 3.49%
Bio-Rad Laboratories Incorporated Class A †	7,700	876,183
Charles River Laboratories International Incorporated †	17,000	702,440
Covance Incorporated «†	10,000	667,100

		2,245,723

Industrials : 24.49%

Air Freight & Logistics : 0.12%
Forward Air Corporation	2,100	77,931

Commercial Services & Supplies : 8.96%
ACCO Brands Corporation †	61,200	509,796
Herman Miller Incorporated	17,650	435,955
Kar Auction Services Incorporated	113,500	2,420,955
Resources Connection Incorporated «	76,500	934,065
Schawk Incorporated «	40,800	523,872
United Stationers Incorporated «	28,000	933,520

		5,758,163

Construction & Engineering : 3.07%
EMCOR Group Incorporated	27,500	999,075
Pike Electric Corporation	94,000	977,600

		1,976,675

Machinery : 7.28%
Harsco Corporation	32,180	820,268
IDEX Corporation	28,500	1,421,865
Trinity Industries Incorporated	17,000	674,900
Wabtec Corporation	11,950	1,118,759
Watts Water Technologies Incorporated	14,000	645,400

		4,681,192

2

WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Marine : 1.81%
Kirby Corporation «†	16,500	$1,165,725

Professional Services : 1.23%
Korn/Ferry International †	46,000	790,280

Road & Rail : 1.29%
Landstar System Incorporated	14,500	827,080

Trading Companies & Distributors : 0.73%
Aercap Holdings NV †	32,070	468,860

Information Technology : 12.50%

Communications Equipment : 1.60%
Plantronics Incorporated «	25,000	1,028,000

Computers & Peripherals : 2.53%
Avid Technology Incorporated «†	113,000	836,200
Electronics For Imaging Incorporated †	35,000	791,700

		1,627,900

Electronic Equipment, Instruments & Components : 2.17%
Jabil Circuit Incorporated	73,900	1,397,449

Internet Software & Services : 1.03%
WebMD Health Corporation «†	40,000	661,200

IT Services : 1.49%
DST Systems Incorporated	14,300	957,242

Semiconductors & Semiconductor Equipment : 2.21%
ATMI Incorporated †	26,400	538,824
International Rectifier Corporation «†	45,500	886,795

		1,425,619

Software : 1.47%
Informatica Corporation †	25,500	943,755

Materials : 1.46%

Construction Materials : 1.46%
Texas Industries Incorporated «†	16,500	937,860

Telecommunication Services : 0.63%

Diversified Telecommunication Services : 0.63%
General Communication Incorporated Class A «†	48,000	408,480

Utilities : 1.43%

Electric Utilities : 1.43%
Westar Energy Incorporated	30,500	917,134

Total Common Stocks (Cost $50,318,940)		60,625,625

3

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINISIC SMALL CAP VALUE FUND

Security name			Principal	Value
Other : 0.40%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$755,894	$257,004
Total Other (Cost $61,600)				257,004

		Yield	Shares
Short-Term Investments : 34.06%

Investment Companies : 34.06%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	6,552,488	6,552,488
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	15,347,890	15,347,890

Total Short-Term Investments (Cost $21,900,378)				21,900,378

Total investments in securities (Cost $72,280,918)*	128.74%			82,783,007
Other assets and liabilities, net	(28.74)			(18,481,576)

Total net assets	100.00%			$64,301,431

«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $74,477,105 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,107,709
Gross unrealized depreciation	(1,801,807)

Net unrealized appreciationi	$8,305,902

4

WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$60,625,625	$0	$0	$60,625,625
Other	0	0	257,004	257,004
Short-term investments
Investment companies	6,552,488	15,347,890	0	21,900,378

	$67,178,113	$15,347,890	$257,004	$82,783,007

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 90.30%

Consumer Discretionary : 14.51%

Distributors : 1.27%
Core Mark Holding Company Incorporated	79,800	$4,000,374
LKQ Corporation †	185,500	4,153,345

		8,153,719

Hotels, Restaurants & Leisure : 5.81%
AFC Enterprises Incorporated †	72,100	2,095,226
Bally Technologies Incorporated «†	145,100	6,988,016
Domino’s Pizza Incorporated «	211,200	9,835,584
Home Inns & Hotels Management ADR «†	47,500	1,452,075
Ignite Restaurant Group Incorporated «†	343,100	4,974,950
Red Robin Gourmet Burgers Incorporated «†	91,200	3,371,664
Six Flags Entertainment Corporation	84,000	5,286,960
The Wendy’s Company «	636,600	3,272,124

		37,276,599

Household Durables : 0.55%
Harman International Industries Incorporated	78,400	3,510,752

Leisure Equipment & Products : 0.42%
Callaway Golf Company «	417,300	2,737,488

Media : 1.28%
Arbitron Incorporated	73,800	3,461,220
Lamar Advertising Company Class A †	67,500	2,878,200
Madison Square Garden Incorporated Class A †	36,300	1,888,326

		8,227,746

Specialty Retail : 4.04%
Asbury Automotive Group Incorporated †	116,000	4,124,960
Children’s Place Retail Stores Incorporated †	86,416	4,306,973
Finish Line Incorporated	471,000	8,779,440
Group 1 Automotive Incorporated «	67,100	4,545,354
Rent-A-Center Incorporated	117,100	4,178,128

		25,934,855

Textiles, Apparel & Luxury Goods : 1.14%
Fifth & Pacific Companies Incorporated «†	484,900	7,321,990

Consumer Staples : 2.34%

Food & Staples Retailing : 1.27%
Casey’s General Stores Incorporated «	85,700	4,690,361
Chef’s Warehouse Incorporated «†	209,200	3,470,628

		8,160,989

Personal Products : 0.25%
Elizabeth Arden Incorporated †	41,300	1,586,333

Tobacco : 0.82%
Universal Corporation «	96,800	5,263,984

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Security name	Shares	Value
Energy : 4.23%

Energy Equipment & Services : 1.95%
Helix Energy Solutions Group Incorporated †	232,300	$5,510,156
Oil States International Incorporated †	89,926	6,976,459

		12,486,615

Oil, Gas & Consumable Fuels : 2.28%
Carrizo Oil & Gas Incorporated «†	103,000	2,212,440
Laredo Petroleum Holdings Incorporated «†	263,800	4,867,110
PDC Energy Incorporated «†	32,000	1,184,960
PetroQuest Energy Incorporated «†	585,000	3,006,900
SM Energy Company	33,459	1,945,975
Teekay Corporation	40,134	1,411,914

		14,629,299

Financials : 16.10%

Capital Markets : 1.31%
HFF Incorporated Class A «	288,500	5,031,440
KBW Incorporated	213,400	3,386,658

		8,418,098

Commercial Banks : 4.61%
Bank of Hawaii Corporation «	68,000	3,270,120
First Horizon National Corporation	246,200	2,513,702
FirstMerit Corporation «	283,200	4,313,136
Lakeland Financial Corporation	121,800	2,976,792
MB Financial Incorporated	160,700	3,594,859
Old National Bancorp «	369,900	4,941,864
Simmons First National Corporation «	114,400	2,920,632
Susquehanna Bancshares Incorporated	297,200	3,394,024
SVB Financial Group †	25,200	1,672,524

		29,597,653

Diversified Financial Services : 0.69%
Compass Diversified Holdings	279,900	4,428,018

Insurance : 4.73%
Alterra Capital Holdings Limited	265,616	8,093,320
Amerisafe Incorporated †	113,100	3,239,184
Brown & Brown Incorporated	283,700	7,756,358
Infinity Property & Casualty Corporation	47,000	2,795,090
Primerica Incorporated	88,700	2,916,456
Reinsurance Group of America Incorporated	96,400	5,532,396

		30,332,804

REITs : 4.32%
Colonial Properties Trust «	267,700	5,865,307
Equity Lifestyle Properties Incorporated	93,433	6,689,803
Health Care REIT Incorporated	12,508	786,003
Hudson Pacific Properties Incorporated	129,338	2,771,713
LaSalle Hotel Properties	73,954	2,018,944
Mid-America Apartment Communities Incorporated «	57,078	3,731,189
Redwood Trust Incorporated «	307,360	5,870,576

		27,733,535

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Thrifts & Mortgage Finance : 0.44%
Everbank Financial Corporation «	62,400	$910,416
Ocwen Financial Corporation †	49,400	1,925,118

		2,835,534

Health Care : 11.95%

Biotechnology : 1.69%
Cepheid Incorporated «†	97,600	3,535,072
Lexicon Genetics Incorporated «†	1,020,800	2,174,304
Myriad Genetics Incorporated «†	72,100	1,951,026
Onyx Pharmaceuticals Incorporated «†	26,500	2,054,280
Puma Biotechnology Incorporated †	49,300	1,140,802

		10,855,484

Health Care Equipment & Supplies : 4.54%
Cooper Companies Incorporated	81,300	8,239,755
Haemonetics Corporation «†	122,100	5,120,874
Masimo Corporation «	113,200	2,297,960
Sirona Dental Systems Incorporated †	95,900	6,374,473
Unilife Corporation «†	518,769	1,151,667
Volcano Corporation «†	81,000	2,028,240
West Pharmaceutical Services Incorporated	66,100	3,913,781

		29,126,750

Health Care Providers & Services : 2.58%
Bio-Reference Laboratories Incorporated «†	42,600	1,183,002
Centene Corporation †	45,300	1,955,148
Healthcare Services Group Incorporated «	52,200	1,260,630
HealthSouth Rehabilitation Corporation †	272,700	6,506,622
HMS Holdings Corporation «†	55,400	1,510,204
Lifepoint Hospitals Incorporated †	94,500	4,130,595

		16,546,201

Health Care Technology : 0.27%
Medassets Incorporated †	90,000	1,759,500

Life Sciences Tools & Services : 2.11%
Fluidigm Corporation «†	103,200	1,702,800
Parexel International Corporation «†	294,300	9,962,055
TECHNE Corporation	26,300	1,885,184

		13,550,039

Pharmaceuticals : 0.76%
Salix Pharmaceuticals Limited †	82,200	3,937,380
VIVUS Incorporated «†	78,700	953,057

		4,890,437

Industrials : 17.01%

Aerospace & Defense : 0.63%
Hexcel Corporation «†	151,000	4,045,290

Airlines : 0.77%
Spirit Airlines Incorporated †	253,900	4,923,121

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Security name	Shares	Value
Building Products : 0.78%
Armstrong World Industries Incorporated	91,600	$5,037,084

Commercial Services & Supplies : 3.28%
ABM Industries Incorporated	40,300	883,376
Clean Harbors Incorporated †	28,000	1,556,520
Standard Parking Corporation †	237,661	4,981,375
Stantec Incorporated	53,794	2,203,753
Waste Connections Incorporated	317,990	11,454,000

		21,079,024

Construction & Engineering : 1.26%
Great Lakes Dredge & Dock Company	170,500	1,599,290
MYR Group Incorporated †	129,200	2,900,540
Primoris Services Corporation	188,200	3,609,676

		8,109,506

Electrical Equipment : 2.75%
AZZ Incorporated	50,800	2,173,732
Belden Incorporated «	46,900	2,258,235
EnerSys †	120,400	4,927,972
PLX Technology Incorporated †	341,600	1,591,856
Regal-Beloit Corporation	36,500	2,706,840
Thermon Group Holdings Incorporated «†	163,900	3,966,380

		17,625,015

Machinery : 2.43%
Cascade Corporation	23,400	1,510,938
Enpro Industries Incorporated «†	146,700	6,525,216
IDEX Corporation	95,573	4,768,137
Wabash National Corporation «†	267,300	2,766,555

		15,570,846

Professional Services : 0.65%
Towers Watson & Company Class A	68,500	4,183,980

Road & Rail : 1.61%
Genesee & Wyoming Incorporated «†	62,400	5,277,792
Roadrunner Transportation Systems Incorporated †	193,800	3,897,318
Swift Transportation Company †	85,900	1,173,394

		10,348,504

Trading Companies & Distributors : 2.85%
Applied Industrial Technologies Incorporated	238,500	10,484,460
MRC Global Incorporated †	253,200	7,780,836

		18,265,296

Information Technology : 12.63%

Communications Equipment : 1.27%
Comverse Technology Incorporated	586,400	2,556,704
EXFO Incorporated †	105,400	575,484
Finisar Corporation †	67,600	1,047,800
JDS Uniphase Corporation «†	275,300	3,994,603

		8,174,591

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Electronic Equipment, Instruments & Components : 1.09%
Electro Rent Corporation	42,900	$664,092
MTS Systems Corporation «	60,200	3,422,370
ScanSource Incorporated †	99,800	2,900,188

		6,986,650

Internet Software & Services : 0.82%
Allegiant Travel Company	44,000	3,276,680
Hawaiian Holdings Incorporated «†	340,500	1,964,685

		5,241,365

IT Services : 1.97%
Gartner Incorporated †	9,100	468,741
Genpact Limited	228,000	3,819,000
Sapient Corporation «†	365,000	4,420,150
TNS Incorporated †	189,545	3,970,968

		12,678,859

Office Electronics : 0.73%
Zebra Technologies Corporation «†	107,800	4,665,584

Semiconductors & Semiconductor Equipment : 4.00%
Anadigics Incorporated †	260,100	671,058
Atmel Corporation †	388,100	2,600,270
Entegris Incorporated †	167,100	1,647,606
Fairchild Semiconductor International Incorporated †	357,900	5,286,183
Hittite Microwave Corporation «†	38,600	2,369,268
Integrated Device Technology Incorporated «†	637,100	4,606,233
MA-COM Technology Solutions Holdings Incorporated «†	215,300	3,647,182
Monolithic Power Systems Incorporated «	108,000	2,516,400
Nanometrics Incorporated «†	149,700	2,336,817

		25,681,017

Software : 2.75%
Cadence Design Systems Incorporated «†	218,200	3,039,526
Comverse Incorporated †	54,030	1,560,386
NetScout Systems Incorporated †	153,600	3,998,208
PTC Incorporated †	390,800	9,058,744

		17,656,864

Materials : 7.09%

Chemicals : 2.49%
Cabot Corporation	108,831	4,073,544
Innophos Holdings Incorporated «	122,600	6,199,882
Minerals Technologies Incorporated «	79,600	3,293,052
Quaker Chemical Corporation	42,000	2,401,140

		15,967,618

Containers & Packaging : 2.43%
Berry Plastics Group Incorporated †	340,900	5,993,022
Packaging Corporation of America	173,600	6,671,448
Silgan Holdings Incorporated	68,246	2,927,753

		15,592,223

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Security name			Shares	Value
Metals & Mining : 1.76%
Globe Specialty Metals Incorporated «			107,200	$1,625,152
Horsehead Holding Corporation †			148,000	1,474,080
Kaiser Aluminum Corporation «			69,700	4,332,552
Pretium Resources Incorporated «†			349,500	3,893,430

				11,325,214

Paper & Forest Products : 0.41%
Kapstone Paper & Packaging Corporation			109,200	2,620,800

Utilities : 4.44%

Electric Utilities : 3.08%
Cleco Corporation			122,700	5,245,425
IDACORP Incorporated			248,100	11,514,321
UNS Energy Corporation «			67,100	3,038,959

				19,798,705

Multi-Utilities : 1.36%
Northwestern Corporation			235,981	8,728,936

Total Common Stocks (Cost $462,534,935)				579,670,514

Investment Companies : 1.50%
iShares Russell 2000 Index ETF «			73,300	6,569,146
SPDR Gold Shares †			18,900	3,046,680

Total Investment Companies (Cost $9,332,825)				9,615,826

			Principal
Other : 0.12%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)			$2,267,227	770,857

Total Other (Cost $184,764)				770,857

Short-Term Investments : 25.90%

		Yield	Shares
Investment Companies : 25.90%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	52,137,156	52,137,156
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.19	114,135,106	114,135,106

Total Short-Term Investments (Cost $166,272,262)				166,272,262

Total investments in securities (Cost $638,324,786)*	117.82%			756,329,459
Other assets and liabilities, net	(17.82)			(114,398,397)

Total net assets	100.00%			$641,931,062

†	Non-income-earning security
«	All or a portion of this security is on loan.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $642,800,540 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$125,220,233
Gross unrealized depreciation	(11,691,314)

Net unrealized appreciation	$113,528,919

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – January 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$579,670,514	$0	$0	$579,670,514
Investment companies	9,615,826	0	0	9,615,826
Other	0	0	770,857	770,857
Short-term investments
Investment companies	52,137,156	114,135,106	0	166,272,262

	$641,423,496	$114,135,106	$770,857	$756,329,459

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 91.75%

Consumer Discretionary : 4.78%

Auto Components : 0.36%
Gentex Corporation	712,700	$13,633,951

Diversified Consumer Services : 0.46%
Cambium Learning Group Incorporated †	1,397,500	1,760,850
Corinthian Colleges Incorporated †**(l)	6,271,800	15,428,630
Voyager Expanded Learning Incorporated †(a)(i)	1,649,100	0

		17,189,480

Hotels, Restaurants & Leisure : 2.03%
Denny’s Corporation †	3,202,400	16,204,144
Scientific Games Corporation Class A †	2,996,600	26,639,774
The Wendy’s Company	6,456,100	33,184,354

		76,028,272

Household Durables : 1.01%
Cavco Industries Incorporated †**(l)	571,900	29,658,734
KB Home Incorporated	184,700	3,522,229
Skyline Corporation †**(l)	935,400	4,461,858

		37,642,821

Internet & Catalog Retail : 0.05%
dELiA*s Incorporated †**(l)	1,927,200	1,985,016

Media : 0.20%
Discovery Communications Incorporated †	114,600	7,301,166

Specialty Retail : 0.47%
GameStop Corporation Class A #	414,800	9,623,360
rue21 Incorporated †	272,200	8,087,062

		17,710,422

Textiles, Apparel & Luxury Goods : 0.20%
Crocs Incorporated †	501,400	7,450,804

Consumer Staples : 0.74%

Personal Products : 0.74%
Prestige Brands Holdings Incorporated †	1,291,300	27,698,385

Energy : 21.56%

Energy Equipment & Services : 8.11%
Ensco plc Class A	171,300	10,889,541
Helix Energy Solutions Group Incorporated †	1,188,400	28,188,848
Helmerich & Payne Incorporated	660,800	42,515,872
ION Geophysical Corporation †	6,456,700	43,905,560
Key Energy Services Incorporated †	2,345,600	19,069,728
Newpark Resources Incorporated †**(l)	7,288,056	62,823,043
Oceaneering International Incorporated	502,300	31,750,383
Parker Drilling Company †	3,013,400	16,935,308
PHI Incorporated (non-voting) †	657,300	21,750,057
PHI Incorporated (voting) †**(l)	147,530	4,859,638
Vantage Drilling Company †	3,586,300	6,706,381

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Security name	Shares	Value
Energy Equipment & Services (continued)
Willbros Group Incorporated †	2,224,300	$14,546,922

		303,941,281

Oil, Gas & Consumable Fuels : 13.45%
Clean Energy Fuels Corporation †	257,200	3,294,732
Comstock Resources Incorporated †	950,500	13,867,795
Forest Oil Corporation †	1,937,500	13,485,000
InterOil Corporation †#**(l)	5,091,000	303,830,880
Newfield Exploration Company †	406,000	11,977,000
PetroQuest Energy Incorporated †	314,600	1,617,044
Range Resources Corporation	1,285,600	86,353,752
Trilogy Energy Corporation	2,438,900	69,298,602

		503,724,805

Financials : 18.85%

Commercial Banks : 3.56%
Ameris Bancorp †	379,600	5,033,496
Associated Banc-Corp	319,200	4,554,984
Bancorp Incorporated †	1,413,500	16,651,030
BBCN Bancorp Incorporated	689,500	8,336,055
CenterState Banks Incorporated	1,162,200	10,285,470
City National Corporation	273,000	14,458,080
First Horizon National Corporation	1,557,500	15,902,075
First Niagara Financial Group Incorporated	2,385,000	18,698,400
IBERIABANK Corporation	332,300	17,110,127
NBH Holdings Corporation Class A 144A†(a)	752,000	13,573,600
Park Sterling Corporation †	963,200	5,470,976
Sandy Spring Bancorp Incorporated	175,800	3,489,630

		133,563,923

Consumer Finance : 0.19%
Green Dot Corporation Class A †	534,780	7,166,052

Insurance : 3.52%
Argo Group International Holdings Limited **(l)	2,124,200	76,662,378
Hilltop Holdings Incorporated †	1,794,600	23,581,044
Mercury General Corporation	472,400	18,707,040
OneBeacon Insurance Group Limited	932,500	12,737,950

		131,688,412

REITs : 11.46%
Anworth Mortgage Asset Corporation	2,355,000	14,742,300
Capstead Mortgage Corporation	3,007,100	37,227,898
Chimera Investment Corporation	45,349,000	138,314,450
Crexus Investment Corporation **(l)	3,960,200	52,631,058
Hatteras Financial Corporation	842,100	22,804,068
Invesco Mortgage Capital Incorporated	2,575,200	55,881,840
MFA Mortgage Investments Incorporated	4,482,300	40,295,877
Redwood Trust Incorporated	1,972,900	37,682,390
Sun Communities Incorporated	692,100	29,725,695

		429,305,576

Thrifts & Mortgage Finance : 0.12%
Northwest Bancshares Incorporated	354,400	4,323,680

2

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Health Care : 6.69%

Biotechnology : 0.38%
Amarin Corporation plc ADR †	1,682,400	$14,334,048

Health Care Equipment & Supplies : 2.93%
Hologic Incorporated †	958,600	22,853,024
Invacare Corporation	370,600	5,829,538
OraSure Technologies Incorporated †**(l)	7,213,100	50,852,355
Symmetry Medical Incorporated †	521,700	5,587,407
Thoratec Corporation †	409,200	14,948,076
Varian Medical Systems Incorporated †	137,400	9,707,310

		109,777,710

Health Care Providers & Services : 2.36%
Amedisys Incorporated †	1,286,200	14,302,544
Community Health Systems Incorporated	10,000	383,300
Cross Country Healthcare Incorporated †**(l)	2,586,800	14,615,420
Gentiva Health Services Incorporated †**(l)	2,515,600	24,929,596
Healthcare Services Group Incorporated	779,500	18,824,925
Healthways Incorporated †	1,443,600	15,186,672

		88,242,457

Health Care Technology : 0.24%
Allscripts Healthcare Solutions Incorporated †	274,600	3,042,568
Medidata Solutions Incorporated †	130,800	6,120,132

		9,162,700

Life Sciences Tools & Services : 0.74%
Nordion Incorporated	1,480,100	10,449,506
Parexel International Corporation †	514,700	17,422,595

		27,872,101

Pharmaceuticals : 0.04%
Zoetis Incorporated †	53,339	1,386,814

Industrials : 12.59%

Airlines : 5.27%
Alaska Air Group Incorporated †#	777,500	35,866,075
Delta Air Lines Incorporated †#	4,754,200	66,035,838
Latam Airlines Group SP ADR	354,300	8,676,807
United Continental Holdings Incorporated †	3,591,600	86,737,140

		197,315,860

Commercial Services & Supplies : 2.70%
ABM Industries Incorporated	1,948,700	42,715,504
ACCO Brands Corporation †	1,721,900	14,343,427
GEO Group Incorporated	1,347,400	43,952,188

		101,011,119

Construction & Engineering : 3.03%
Chicago Bridge & Iron Company NV #	1,749,100	88,871,771
Primoris Services Corporation	1,296,800	24,872,624

		113,744,395

3

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Security name	Shares	Value
Electrical Equipment : 0.70%
GrafTech International Limited †	2,744,300	$26,345,280

Professional Services : 0.43%
Hill International Incorporated †**(l)	2,775,200	9,463,432
Kforce Incorporated	483,900	6,658,464

		16,121,896

Road & Rail : 0.24%
Covenant Transport Incorporated Class A †**(l)	1,412,300	8,911,613

Trading Companies & Distributors : 0.22%
Applied Industrial Technologies Incorporated	187,600	8,246,896

Information Technology : 9.27%

Communications Equipment : 1.02%
Brocade Communications Systems Incorporated †	3,990,800	22,827,376
Harmonic Incorporated †	2,896,500	15,148,695
MRV Communications Incorporated	17,201	161,685

		38,137,756

Computers & Peripherals : 3.39%
Cray Incorporated †**(l)	3,334,000	61,912,380
Intermec Incorporated †**(l)	3,695,600	36,512,528
Lexmark International Incorporated	786,900	18,932,814
Quantum Corporation †	7,194,800	9,784,928

		127,142,650

Electronic Equipment, Instruments & Components : 4.06%
Checkpoint Systems Incorporated †	1,256,213	15,149,929
Cognex Corporation	681,900	27,044,154
Coherent Incorporated	884,800	49,026,768
OSI Systems Incorporated †	912,600	49,700,196
Power One Incorporated †	2,800,100	11,256,402

		152,177,449

Internet Software & Services : 0.25%
Monster Worldwide Incorporated †	1,625,900	9,430,220

Office Electronics : 0.09%
Zebra Technologies Corporation †	76,700	3,319,576

Software : 0.46%
Accelrys Incorporated †	1,809,400	17,044,548

Materials : 16.03%

Chemicals : 0.48%
Calgon Carbon Corporation †	1,120,000	17,964,800

Containers & Packaging : 0.32%
Intertape Polymer Group Incorporated	1,243,315	11,985,557

Metals & Mining : 14.82%
Agnico-Eagle Mines Limited	1,371,300	62,846,679
Carpenter Technology Corporation #	891,400	46,646,962
Eldorado Gold Corporation	1,489,000	16,676,800
Harry Winston Diamond Corporation †	498,800	7,367,276
Randgold Resources Limited ADR	2,716,000	255,738,560

4

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name				Shares	Value
Metals & Mining (continued)
Royal Gold Incorporated				715,700	$53,441,319
Sandstorm Gold Limited †(i)				2,380,511	28,998,600
Silver Standard Resources Incorporated †				2,075,500	25,009,775
Steel Dynamics Incorporated				2,335,700	35,525,997
United States Steel Corporation #				537,800	12,019,830
Webco Industries Incorporated †**(a)(l)(i)				89,900	10,967,800

					555,239,598

Paper & Forest Products : 0.41%
Wausau Paper Corporation				1,569,300	15,175,131

Telecommunication Services : 1.24%

Diversified Telecommunication Services : 1.24%
Cincinnati Bell Incorporated †				9,814,600	46,619,350

Total Common Stocks (Cost $2,559,448,079)					3,437,063,570

Investment Companies : 1.48%

Investment Companies : 1.48%
KBW Regional Banking ETF					6,061,456
Market Vectors Gold Miners ETF					32,468,511
Market Vectors Gold Miners ETF					16,845,570

Total Investment Companies (Cost $49,681,446)					55,375,537

			Expiration date
Warrants : 0.02%

Materials : 0.02%

Metals & Mining : 0.02%
Sandstorm Gold Limited †(i)			10-19-2015	470,263	744,952

Total Warrants (Cost $0)					744,952

Short-Term Investments : 6.61%

		Yield
Investment Companies : 6.61%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%		247,780,203	247,780,203

Total Short-Term Investments (Cost $247,780,203)					247,780,203

Total investments in securities (Cost $2,856,909,728)*	99.86%				3,740,964,262
Other assets and liabilities, net	0.14				5,115,159

Total net assets	100.00%				$3,746,079,421

†	Non-income-earning security
**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as the Fund holds 5% or more of the issuer’s outstanding voting shares.
(l)	Investment in an affiliate
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

5

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,899,818,145 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,107,961,730
Gross unrealized depreciation	(266,815,613)

Net unrealized appreciation	$841,146,117

6

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2013 fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$3,412,522,168	$24,541,402	$0	$3,437,063,570
Investment companies	55,375,537	0	0	55,375,537
Warrants	0	744,952	0	744,952
Short-term investments
Investment companies	247,780,203	0	0	247,780,203

	$3,715,677,908	$25,286,354	$0	$3,740,964,262

As of January 31, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Written options	$0	$(660,149)	$0	$(660,149)

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Argo Group International Holdings Limited	2,115,700	10,500	2,000	2,124,200	$76,662,378
Cavco Industries Incorporated	539,500	32,400	0	571,900	29,658,734
Corinthian Colleges Incorporated	5,019,300	1,252,500	0	6,271,800	15,428,630
Covenant Transport Incorporated Class A	1,412,300	0	0	1,412,300	8,911,613
Cray Incorporated	3,468,455	0	134,455	3,334,000	61,912,380
Crexus Investment Corporation	4,085,800	0	125,600	3,960,200	52,631,058
Cross Country Healthcare Incorporated	2,581,900	4,900	0	2,586,800	14,615,420
dELiA*s Incorporated	1,916,100	11,100	0	1,927,200	1,985,016
Gentiva Health Services Incorporated	2,421,800	93,800	0	2,515,600	24,929,596
Hill International Incorporated	2,775,200	0	0	2,775,200	9,463,432
Intermec Incorporated	3,718,000	0	22,400	3,695,600	36,512,528
InterOil Corporation	4,627,800	463,200	0	5,091,000	303,830,880
Newpark Resources Incorporated	7,309,456	0	21,400	7,288,056	62,823,043
OraSure Technologies Incorporated	6,780,100	433,000	0	7,213,100	50,852,355
PHI Incorporated (voting)	147,530	0	0	147,530	4,859,638
Skyline Corporation	874,400	61,000	0	935,400	4,461,858
Webco Industries Incorporated	89,900	0	0	89,900	10,967,800

					$770,506,359

Derivative transactions

As of January 31, 2013, the Fund entered into written options for economic hedging purposes.

Open put options written at January 31, 2013 were as follow for the Fund:

Expiration Date		Number of contracts	Strike price	Value
2-16-2013	InterOil Corporation	200	$57.50	(30,000)

Open call options written at January 31, 2013 were as follow for the Fund:

Expiration Date		Number of contracts	Strike price	Value
2-16-2013	Alaska Air Group Incorporated	200	$45.00	$(29,000)
2-16-2013	Carpenter Technology Corporation	100	55.00	(3,000)
2-16-2013	Carpenter Technology Corporation	100	50.00	(24,500)
2-16-213	Chicago Bridge & Iron Company NV	100	49.00	(19,600)
2-16-2013	Delta Air Lines Incorporated	100	13.00	(10,100)
2-16-2013	GameStop Corporation Class A	1,000	24.00	(25,000)
2-16-2013	GameStop Corporation Class A	500	23.00	(26,500)
2-16-2013	InterOil Corporation	400	55.00	(212,000)
2-16-2013	InterOil Corporation	100	57.50	(34,500)
2-16-2013	InterOil Corporation	100	62.50	(14,000)
2-16-2013	United States Steel Corporation	500	26.00	(2,500)
3-16-2013	Carpenter Technology Corporation	100	50.00	(35,000)
3-16-2013	Delta Air Lines Incorporated	50	13.00	(5,850)
3-16-2013	United States Steel Corporation	200	22.00	(26,799)
4-20-2013	Alaska Air Group Incorporated	150	50.00	(7,500)
4-20-2013	Alaska Air Group Incorporated	100	45.00	(24,500)
4-20-2013	Chicago Bridge & Iron Company NV	200	50.00	(54,000)
4-20-2013	Chicago Bridge & Iron Company NV	100	47.00	(50,900)
4-20-2013	GameStop Corporation	300	24.00	(24,900)

As of January 31, 2013, the Fund had segregated $1,207,500 as cash collateral for written options.

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 96.77%

Consumer Discretionary : 6.23%

Auto Components : 1.44%
Gentex Corporation	166,400	$3,183,232

Hotels, Restaurants & Leisure : 1.47%
Century Casinos Incorporated †	954,300	2,853,357
Empire Resorts Incorporated †	197,259	404,381

		3,257,738

Household Durables : 1.41%
Cavco Industries Incorporated †	60,000	3,111,600

Leisure Equipment & Products : 0.50%
Black Diamond Incorporated †	143,800	1,100,070

Media : 1.41%
Cinemark Holdings Incorporated	19,900	559,986
Entravision Communications Corporation Class A	582,400	1,094,912
Interpublic Group of Companies Incorporated	119,600	1,448,356

		3,103,254

Consumer Staples : 0.43%

Household Products : 0.43%
WD-40 Company	17,700	945,534

Energy : 17.09%

Energy Equipment & Services : 4.42%
Helix Energy Solutions Group Incorporated †	123,250	2,923,490
Helmerich & Payne Incorporated	16,495	1,061,288
Key Energy Services Incorporated †	147,880	1,202,264
Newpark Resources Incorporated †	378,676	3,264,187
Willbros Group Incorporated †	198,300	1,296,882

		9,748,111

Oil, Gas & Consumable Fuels : 12.67%
Canadian Natural Resources Limited	73,400	2,218,148
Comstock Resources Incorporated †	56,000	817,040
Gulfport Energy Corporation †	27,300	1,126,671
InterOil Corporation †	221,000	13,189,280
James River Coal Company †	375,000	1,128,750
Penn West Petroleum Limited	102,235	1,034,618
Range Resources Corporation	49,000	3,291,330
Triangle Petroleum Corporation †	115,878	728,873
Trilogy Energy Corporation	155,900	4,429,723

		27,964,433

Financials : 19.14%

Capital Markets : 0.47%
Artio Global Investors Incorporated	522,700	1,029,719

Commercial Banks : 5.36%
1st United Bancorp Incorporated	176,500	1,133,130
American River Bankshares †	127,200	929,832

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Security name	Shares	Value
Commercial Banks (continued)
Bancorp Incorporated †	111,800	$1,317,004
BBCN Bancorp Incorporated	26,806	324,085
First Niagara Financial Group Incorporated	142,600	1,117,984
IBERIABANK Corporation	14,598	751,651
Midsouth Bancorp Incorporated	40,500	609,930
Pacific Premier Bancorp Incorporated †	242,700	2,798,331
Sierra Bancorp	128,400	1,599,864
Sterling Bancorp	85,900	823,781
Univest Corporation of Pennsylvania	25,500	430,440

		11,836,032

Insurance : 3.47%
Argo Group International Holdings Limited	120,500	4,348,845
First Acceptance Corporation †	720,800	901,000
Hilltop Holdings Incorporated †	79,686	1,047,074
Mercury General Corporation	34,125	1,351,350

		7,648,269

REITs : 9.72%
Capstead Mortgage Corporation	127,800	1,582,164
Chimera Investment Corporation	2,637,500	8,044,375
Hatteras Financial Corporation	49,924	1,351,942
MFA Mortgage Investments Incorporated	140,220	1,260,578
Origen Financial Incorporated	831,290	1,330,064
Redwood Trust Incorporated	116,500	2,225,150
Sun Communities Incorporated	47,398	2,035,744
UMH Properties Incorporated	350,200	3,624,570

		21,454,587

Thrifts & Mortgage Finance : 0.12%
Northwest Bancshares Incorporated	22,200	270,840

Health Care : 8.79%

Biotechnology : 1.53%
Amarin Corporation plc ADR †	144,000	1,226,880
Discovery Laboratories Incorporated †	957,900	2,155,275

		3,382,155

Health Care Equipment & Supplies : 3.62%
Allied Healthcare Products Incorporated **†(l)	453,100	1,150,874
EnteroMedics Incorporated †	522,100	1,613,289
OraSure Technologies Incorporated †	575,390	4,056,499
Stryker Corporation	18,790	1,177,193

		7,997,855

Health Care Providers & Services : 1.61%
Accretive Health Incorporated †	41,500	535,765
Cross Country Healthcare Incorporated †	149,000	841,850
Ensign Group Incorporated	39,500	1,128,120
Healthcare Services Group Incorporated	43,323	1,046,250

		3,551,985

Health Care Technology : 1.99%
Computer Programs & Systems Incorporated	38,950	2,049,160
Merge Healthcare Incorporated †	410,400	1,103,976

2

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Health Care Technology (continued)
Omnicell Incorporated †	78,500	$1,240,300

		4,393,436

Pharmaceuticals : 0.04%
Zoetis Incorporated †	3,141	81,666

Industrials : 12.71%
Aerospace & Defense : 0.86%
Orbital Sciences Corporation †	129,070	1,897,329

Airlines : 0.86%
JetBlue Airways Corporation †	325,200	1,889,412

Building Products : 0.65%
Patrick Industries Incorporated †	87,000	1,432,020

Commercial Services & Supplies : 5.00%
ABM Industries Incorporated	114,598	2,511,988
ACCO Brands Corporation †	300,800	2,505,664
Avery Dennison Corporation	52,300	2,014,073
Cintas Corporation	9,350	395,131
GEO Group Incorporated	79,600	2,596,552
Standard Parking Corporation †	48,700	1,020,752

		11,044,160

Construction & Engineering : 2.81%
Integrated Electrical Services Incorporated †	325,900	1,580,615
Primoris Services Corporation	241,500	4,631,970

		6,212,585

Electrical Equipment : 0.53%
GrafTech International Limited †	120,800	1,159,680

Machinery : 1.04%
Actuant Corporation Class A	42,200	1,244,056
Kennametal Incorporated	25,400	1,041,654

		2,285,710

Professional Services : 0.96%
Hill International Incorporated †	624,000	2,127,840

Information Technology : 13.23%

Communications Equipment : 3.08%
Brocade Communications Systems Incorporated †	248,700	1,422,564
MRV Communications Incorporated	970	9,118
Research In Motion Limited †	77,700	1,008,546
Sandvine Corporation †	2,115,820	3,776,739
Tellabs Incorporated	258,900	590,292

		6,807,259

Computers & Peripherals : 2.75%
Cray Incorporated †	173,000	3,212,610

3

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Security name	Shares	Value
Computers & Peripherals (continued)
Intermec Incorporated †	289,284	$2,858,126

		6,070,736

Electronic Equipment, Instruments & Components : 0.84%
GSI Group Incorporated †	128,200	1,217,900
Power One Incorporated †	155,025	623,201

		1,841,101

IT Services : 2.94%
Henry Jack & Associates Incorporated	10,600	439,688
Official Payments Holdings Incorporated †	654,600	4,065,066
Western Union Company	139,970	1,991,773

		6,496,527

Semiconductors & Semiconductor Equipment : 2.87%
Advanced Micro Devices Incorporated †	519,200	1,349,920
FormFactor Incorporated †	386,400	1,932,000
Micron Technology Incorporated †	403,300	3,048,948

		6,330,868

Software : 0.75%
Accelrys Incorporated †	104,160	981,187
Informatica Corporation †	18,100	669,881

		1,651,068

Materials : 18.04%

Containers & Packaging : 0.34%
Intertape Polymer Group Incorporated	77,275	744,931

Metals & Mining : 17.70%
Agnico-Eagle Mines Limited	43,600	1,998,188
Endeavour Mining Corporation †	797,944	1,704,051
Goldcorp Incorporated	40,000	1,411,600
Goldgroup Mining Incorporated †	926,800	362,394
Goldgroup Mining Incorporated - Legend Shares †	1,041,000	407,048
Lucara Diamond Corporation †	1,249,800	819,869
McEwen Mining Incorporated †	980,179	3,067,960
Newmont Mining Corporation	49,500	2,126,520
Randgold Resources Limited ADR	128,200	12,071,312
Rockwell Diamonds Incorporated †(a)	354,800	81,086
Rockwell Diamonds Incorporated - Canada Exchange †	193,750	44,679
Rockwell Diamonds Incorporated - Legend Shares †(i)	500,000	115,300
Rockwell Diamonds Incorporated - Legend Shares †144A(i)	672,000	154,963
Royal Gold Incorporated	42,625	3,182,809
San Gold Corporation †	529,020	367,828
Sandstorm Gold Limited †(i)	198,543	2,418,586
Sandstorm Gold Limited - Legend Shares †	331,400	4,037,006
Sandstorm Metals & Energy Limited †	3,825,100	1,821,659
Silver Standard Resources Incorporated †	157,568	1,898,694
United States Steel Corporation	44,385	992,005

		39,083,557

Telecommunication Services : 1.11%

Diversified Telecommunication Services : 1.11%
Cincinnati Bell Incorporated †	516,800	2,454,800

4

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name				Shares	Value
Total Common Stocks (Cost $168,991,313)					$213,590,099

Investment Companies : 1.60%
Market Vectors Gold Miners ETF					3,531,692

Total Investment Companies (Cost $4,707,018)					3,531,692

			Expiration date
Warrants : 0.96%

Health Care : 0.21%

Health Care Equipment & Supplies : 0.21%
EnteroMedics Incorporated †(a)(i)			5-14-2016	270,908	431,258
EnteroMedics Incorporated †(a)(i)			9-28-2016	13,680	24,413

					455,671

Materials : 0.75%

Metals & Mining : 0.75%
Sandstorm Gold Limited - Legend Shares †(i)			4-23-2014	904,067	1,667,820

Total Warrants (Cost $15,993)					2,123,491

Short-Term Investments : 0.68%

		Yield
Investment Companies : 0.68%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%		1,503,107	1,503,107

Total Short-Term Investments (Cost $1,503,107)					1,503,107

Total investments in securities(Cost $175,217,431)*	100.01%				220,748,389
Other assets and liabilities, net	(0.01)				(22,105)

Total net assets	100.00%				$220,726,284

†	Non-income-earning security
**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as the Fund holds 5% or more of the issuer’s outstanding voting shares.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2)
of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(i)	Illiquid security
(u)	Rate shown is the 7-day annualized yield at period end.

5

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

*	Cost for federal income tax purposes is $183,049,355 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$60,725,964
Gross unrealized depreciation	(23,026,930)

Net unrealized appreciation	$37,699,034

6

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On January 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$213,590,099	$0	$0	$213,590,099
Investment companies	3,531,692	0	0	3,531,692
Warrants	0	2,123,491	0	2,123,491
Short-term investments
Investment companies	1,503,107	0	0	1,503,107

	$218,624,898	$2,123,491	$0	$220,748,389

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Allied Healthcare Products Incorporated	453,100	0	0	453,100	$1,150,874

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 94.62%

Consumer Discretionary : 12.74%

Auto Components : 1.00%
Lear Corporation	70,400	$3,449,600
Modine Manufacturing Company †	513,598	4,355,311

		7,804,911

Diversified Consumer Services : 3.30%
Hillenbrand Incorporated	454,802	11,256,350
Matthews International Corporation Class A «	437,847	14,343,868

		25,600,218

Hotels, Restaurants & Leisure : 1.09%
Denny’s Corporation †«	1,444,744	7,310,405
Krispy Kreme Doughnuts Incorporated †«	91,100	1,184,300

		8,494,705

Household Durables : 2.15%
Blyth Incorporated	340,470	4,769,985
Cavco Industries Incorporated †	110,667	5,739,191
Dixie Group Incorporated †**(l)	733,977	3,104,723
Furniture Brands International Incorporated †«	596,762	823,532
Helen of Troy Limited †	62,000	2,244,400

		16,681,831

Media : 0.80%
AH Belo Corporation **(l)	1,171,760	6,186,893

Specialty Retail : 2.38%
Aeropostale Incorporated †«	167,100	2,260,863
Christopher & Banks Corporation †	711,645	4,412,199
Guess? Incorporated «	250,700	6,791,463
The Men’s Wearhouse Incorporated «	164,800	5,001,680

		18,466,205

Textiles, Apparel & Luxury Goods : 2.02%
Delta Apparel Incorporated †«	304,839	4,404,924
Maidenform Brands Incorporated †	581,700	11,290,797

		15,695,721

Consumer Staples : 4.20%

Food & Staples Retailing : 0.52%
Casey’s General Stores Incorporated «	73,700	4,033,601

Food Products : 1.60%
Seneca Foods Corporation Class A †«	116,196	3,487,042
TreeHouse Foods Incorporated †	169,300	8,961,049

		12,448,091

Household Products : 2.08%
Central Garden & Pet Company †	201,992	1,939,123
Central Garden & Pet Company Class A †	188,102	1,809,541

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

Security name	Shares	Value
Household Products (continued)
Spectrum Brands Holdings Incorporated	42,749	$2,164,809
WD-40 Company «	191,036	10,205,143

		16,118,616

Energy : 6.80%

Energy Equipment & Services : 2.66%
Atwood Oceanics Incorporated †	88,600	4,675,422
Cal Dive International Incorporated †«	635,417	1,207,292
Carbo Ceramics Incorporated «	61,800	4,950,798
Steel Excel Incorporated †	382,959	9,784,602

		20,618,114

Oil, Gas & Consumable Fuels : 4.14%
Bill Barrett Corporation †«	365,386	5,835,214
Comstock Resources Incorporated †«	635,063	9,265,569
Penn Virginia Corporation «	240,000	1,029,600
Stone Energy Corporation †	530,137	11,928,083
Swift Energy Company †«	273,547	4,122,353

		32,180,819

Financials : 16.86%

Capital Markets : 2.21%
CIFC Corporation †	253,585	2,239,156
Investment Technology Group Incorporated †	638,651	6,463,148
Westwood Holdings Group Incorporated «	201,612	8,475,768

		17,178,072

Commercial Banks : 7.87%
First Citizens BancShares Incorporated	194,150	33,851,994
First Niagara Financial Group Incorporated	1,145,650	8,981,896
TCF Financial Corporation «	346,600	4,734,556
UMB Financial Corporation «	306,361	13,562,601

		61,131,047

Insurance : 4.49%
Brown & Brown Incorporated	275,900	7,543,106
Endurance Specialty Holdings Limited «	205,300	8,811,476
Fortegra Financial Corporation †	289,220	2,652,147
Stewart Information Services Corporation	344,874	9,159,853
Validus Holdings Limited	185,161	6,741,712

		34,908,294

REITs : 1.71%
Hatteras Financial Corporation	202,000	5,470,160
Post Properties Incorporated	64,900	3,148,299
Select Income REIT	183,466	4,617,839

		13,236,298

Thrifts & Mortgage Finance : 0.58%
Provident New York Bancorp «	505,216	4,511,579

2

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Health Care : 6.68%

Health Care Equipment & Supplies : 2.70%
Haemonetics Corporation †«	108,700	$4,558,878
ICU Medical Incorporated †«	78,503	4,745,506
Steris Corporation	127,700	4,818,121
West Pharmaceutical Services Incorporated	115,300	6,826,913

		20,949,418

Health Care Providers & Services : 0.54%
Owens & Minor Incorporated «	137,400	4,205,814

Health Care Technology : 0.54%
Omnicell Incorporated †	268,100	4,235,980

Life Sciences Tools & Services : 1.80%
Bio-Rad Laboratories Incorporated †	69,700	7,931,163
Cambrex Corporation †	513,348	6,031,839

		13,963,002

Pharmaceuticals : 1.10%
Impax Laboratories Incorporated †	274,300	5,529,888
Lannett Company Incorporated †	508,235	3,039,245

		8,569,133

Industrials : 22.49%

Air Freight & Logistics : 2.02%
Atlas Air Worldwide Holdings Incorporated †	91,853	4,141,652
Forward Air Corporation «	311,409	11,556,388

		15,698,040

Building Products : 3.32%
Quanex Building Products Corporation	515,499	10,650,209
Simpson Manufacturing Company Incorporated «	467,700	15,162,834

		25,813,043

Commercial Services & Supplies : 2.89%
ACCO Brands Corporation †«	700,569	5,835,740
Courier Corporation	315,072	3,815,522
Viad Corporation	457,644	12,777,420

		22,428,682

Electrical Equipment : 1.82%
Franklin Electric Company Incorporated	212,687	14,147,939

Machinery : 6.72%
Commercial Vehicle Group Incorporated †	348,870	2,822,358
Douglas Dynamics Incorporated «	550,848	7,260,177
John Bean Technologies Corporation	272,600	5,094,894
Kadant Incorporated †**(l)	926,980	24,907,953
Mueller Industries Incorporated	176,220	9,403,099
Titan International Incorporated «	111,000	2,696,190

		52,184,671

3

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

Security name	Shares	Value
Professional Services : 4.65%
FTI Consulting Incorporated †«	225,500	$7,328,750
Heidrick & Struggles International Incorporated	405,500	6,410,955
Insperity Incorporated	163,300	5,491,779
Korn/Ferry International †	506,300	8,698,234
Towers Watson & Company Class A	134,000	8,184,720

		36,114,438

Road & Rail : 0.43%
Arkansas Best Corporation «	320,128	3,367,747

Transportation Infrastructure : 0.64%
Macquarie Infrastructure Company LLC	107,365	4,977,441

Information Technology : 16.49%

Communications Equipment : 0.87%
Aviat Networks Incorporated †	918,847	3,445,676
Black Box Corporation	141,300	3,310,659

		6,756,335

Computers & Peripherals : 1.57%
Imation Corporation †**(l)	2,708,521	10,048,613
QLogic Corporation †	186,300	2,151,765

		12,200,378

Electronic Equipment, Instruments & Components : 3.89%
AVX Corporation	840,848	9,577,259
Celestica Incorporated †	270,314	2,108,449
Orbotech Limited †	665,515	6,275,806
Vishay Intertechnology Incorporated †«	1,118,921	12,296,942

		30,258,456

Internet Software & Services : 1.02%
EarthLink Incorporated	1,160,875	7,893,950

IT Services : 2.10%
CACI International Incorporated Class A †«	78,400	4,204,592
Global Payments Incorporated	120,800	5,950,608
Sykes Enterprises Incorporated †«	383,000	6,166,300

		16,321,500

Semiconductors & Semiconductor Equipment : 4.45%
ATMI Incorporated †	686,845	14,018,506
DSP Group Incorporated †	815,164	5,347,476
Exar Corporation †«	561,341	5,888,467
Lattice Semiconductor Corporation †	2,090,881	9,304,420

		34,558,869

Software : 2.59%
ACI Worldwide Incorporated †	250,732	11,919,799
NetScout Systems Incorporated †	86,143	2,242,302
Progress Software Corporation †«	254,472	5,972,458

		20,134,559

4

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name			Shares	Value
Materials : 6.41%

Chemicals : 1.95%
A. Schulman Incorporated			226,805	$7,291,781
American Pacific Corporation †			132,733	2,612,185
Plastec Technologies Limited †«(a)(i)			152,638	946,356
Sensient Technologies Corporation			112,800	4,297,680

				15,148,002

Metals & Mining : 0.64%
Aurizon Mines Limited †			1,070,460	4,966,934

Paper & Forest Products : 3.82%
Clearwater Paper Corporation †			83,294	3,774,051
Neenah Paper Incorporated «			387,068	11,975,884
Schweitzer Manduit International Incorporated			270,024	11,000,778
Wausau Paper Corporation «			302,400	2,924,208

				29,674,921

Utilities : 1.95%

Electric Utilities : 1.95%
ALLETE Incorporated			327,999	15,133,877

Total Common Stocks (Cost $707,316,132)				734,998,144

Investment Companies : 1.08%
iShares Russell 2000 Value Index ETF «			104,784	8,383,768

Total Investment Companies (Cost $7,564,064)				8,383,768

		Expiration date
Warrants : 0.00%

Materials : 0.00%

Chemicals : 0.00%
Plastec Technologies Limited †(a)(i)		11-18-2014	145,800	0

Total Warrants (Cost $0)				0

			Principal
Other : 0.35%
Gryphon Funding Limited, Pass-Through Entity (a)(i)			$8,097,149	2,753,031

Total Other (Cost $3,467,488)				2,753,031

Short-Term Investments : 16.78%
	Yield		Shares
Investment Companies : 16.78%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.14%		31,036,413	31,036,413

5

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.19%	99,329,108	$99,329,108

Total Short-Term Investments (Cost $130,365,521)				130,365,521

Total investments in securities(Cost $848,713,205)*	112.83%			876,500,464
Other assets and liabilities, net	(12.83)			(99,684,216)

Total net assets	100.00%			$776,816,248

†	Non-income-earning security
«	All or a portion of this security is on loan.
**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as the Fund holds 5% or more of the issuer’s outstanding voting shares.
(l)	Investment in an affiliate
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $865,676,614 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$144,077,093
Gross unrealized depreciation	(133,253,243)

Net unrealized appreciation	$10,823,850

6

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND (“the Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$734,051,788	$0	$946,356	$734,998,144
Investment companies	8,383,768	0	0	8,383,768
Other	0	0	2,753,031	2,753,031
Short-term investments
Investment companies	31,036,413	99,329,108	0	130,365,521

	$773,471,969	$99,329,108	$3,699,387	$876,500,464

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
AH Belo Corporation	1,165,260	6,500	0	1,171,760	$6,186,893
Dixie Group Incorporated	728,577	5,400	0	733,977	3,104,723
Imation Corporation	2,708,521	0	0	2,708,521	10,048,613
Kadant Incorporated	986,302	0	59,322	926,980	24,907,953

					$44,248,182

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 98.47%

Consumer Discretionary : 16.60%

Auto Components : 0.67%
Dana Holding Corporation	65,000	$1,045,200

Diversified Consumer Services : 0.46%
Sotheby’s Holdings Incorporated «	20,100	721,992

Hotels, Restaurants & Leisure : 1.05%
SHFL entertainment Incorporated †	111,800	1,654,640

Household Durables : 1.98%
Ethan Allen Interiors Incorporated	54,200	1,566,922
SodaStream International Limited «†	32,000	1,538,880

		3,105,802

Internet & Catalog Retail : 2.03%
Shutterfly Incorporated «†	96,100	3,178,988

Leisure Equipment & Products : 0.71%
LeapFrog Enterprises Incorporated «†	124,100	1,118,141

Media : 1.58%
Pandora Media Incorporated «†	158,600	1,827,072
Shutterstock Incorporated «†	25,782	650,480

		2,477,552

Specialty Retail : 6.98%
Group 1 Automotive Incorporated «	35,100	2,377,674
Hibbett Sports Incorporated «†	14,100	742,506
Lumber Liquidators Holdings Incorporated †	21,400	1,266,452
Pier 1 Imports Incorporated «	57,300	1,242,837
Ulta Salon Cosmetics & Fragrance Incorporated	23,900	2,337,898
Vitamin Shoppe Incorporated †	48,738	2,976,917

		10,944,284

Textiles, Apparel & Luxury Goods : 1.14%
Oxford Industries Incorporated «	36,200	1,787,556

Consumer Staples : 1.92%

Food Products : 0.64%
Annie’s Incorporated †	28,100	1,007,666

Personal Products : 1.28%
Elizabeth Arden Incorporated †	52,300	2,008,843

Energy : 5.07%

Energy Equipment & Services : 2.33%
ION Geophysical Corporation «†	173,300	1,178,440
Key Energy Services Incorporated †	162,900	1,324,377
Lufkin Industries Incorporated «	19,900	1,152,409

		3,655,226

Oil, Gas & Consumable Fuels : 2.74%
Berry Petroleum Company Class A «	25,600	942,592
Comstock Resources Incorporated «†	39,700	579,223

1

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Energy XXI Bermuda Limited	61,000	$1,910,520
Oasis Petroleum Incorporated †	24,300	871,884

		4,304,219

Financials : 8.72%

Capital Markets : 2.75%
Financial Engines Incorporated «†	129,500	4,307,170

Commercial Banks : 2.53%
SVB Financial Group †	29,800	1,977,826
Wintrust Financial Corporation «	53,700	1,990,659

		3,968,485

Diversified Financial Services : 1.17%
MarketAxess Holdings Incorporated	48,700	1,841,347

Insurance : 0.98%
First American Financial Corporation	64,300	1,536,127

REITs : 1.29%
Ryman Hospitality Properties Incorporated «	50,787	2,029,956

Health Care : 17.59%

Biotechnology : 5.24%
Alnylam Pharmaceuticals Incorporated †	29,100	702,183
Ariad Pharmaceuticals Incorporated †	73,900	1,469,132
Cepheid Incorporated «†	55,800	2,021,076
Cubist Pharmaceuticals Incorporated †	30,300	1,304,112
Exact Sciences Corporation «†	171,200	1,886,624
Seattle Genetics Incorporated «†	28,200	830,490

		8,213,617

Health Care Equipment & Supplies : 6.32%
Align Technology Incorporated †	27,500	862,400
DexCom Incorporated «†	273,537	4,165,969
Endologix Incorporated †	167,500	2,567,775
Tornier NV «†	44,734	771,214
Volcano Corporation «†	61,677	1,544,392

		9,911,750

Health Care Providers & Services : 4.22%
Catamaran Corporation †	48,000	2,490,720
ExamWorks Group Incorporated †	77,900	1,127,213
HMS Holdings Corporation «†	52,100	1,420,246
IPC The Hospitalist Company Incorporated «†	37,100	1,581,944

		6,620,123

Pharmaceuticals : 1.81%
Akorn Incorporated «†	145,900	1,909,831
The Medicines Company †	31,400	938,232

		2,848,063

2

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Shares	Value
Industrials : 17.81%

Aerospace & Defense : 3.24%
Hexcel Corporation «†	100,643	$2,696,226
KEYW Holding Corporation †	185,198	2,381,646

		5,077,872

Air Freight & Logistics : 1.16%
Forward Air Corporation	48,961	1,816,943

Building Products : 1.64%
Gibraltar Industries Incorporated †	103,300	1,794,321
USG Corporation †	26,700	784,713

		2,579,034

Commercial Services & Supplies : 2.88%
InnerWorkings Incorporated «†	101,249	1,408,374
Portfolio Recovery Associates Incorporated «†	29,100	3,112,245

		4,520,619

Electrical Equipment : 1.73%
EnerSys Company †	28,800	1,178,784
Polypore International Incorporated «†	39,637	1,529,592

		2,708,376

Machinery : 4.55%
Barnes Group Incorporated	129,600	3,097,440
RBC Bearings Incorporated «†	33,547	1,768,933
Titan International Incorporated «	93,352	2,267,520

		7,133,893

Trading Companies & Distributors : 2.61%
Beacon Roofing Supply Incorporated †	36,900	1,333,566
MSC Industrial Direct Company	35,000	2,769,200

		4,102,766

Information Technology : 24.47%

Communications Equipment : 2.58%
Acme Packet Incorporated «†	33,300	804,861
Aruba Networks Incorporated †	68,200	1,571,328
Procera Networks Incorporated †	99,171	1,669,048

		4,045,237

Electronic Equipment, Instruments & Components : 0.47%
Ciena Corporation «†	47,500	743,850

Internet Software & Services : 11.20%
Angie’s List Incorporated «†	141,034	1,769,977
Brightcove Incorporated †	159,128	1,339,858
Demandware Incorporated «†	51,200	1,627,648
Equinix Incorporated «†	3,954	851,810
LivePerson Incorporated †	131,942	1,764,065
LogMeIn Incorporated «†	109,200	2,478,840
Rackspace Hosting Incorporated †	20,000	1,507,000
SPS Commerce Incorporated †	42,909	1,669,589
Support.com Incorporated †	682,137	2,844,511

3

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Security name			Shares	Value
Internet Software & Services (continued)
Vocus Incorporated †			97,508	$1,710,290

				17,563,588

IT Services : 0.35%
Cardtronics Incorporated †			21,300	551,457

Semiconductors & Semiconductor Equipment : 4.55%
Cavium Incorporated †			131,700	4,404,049
Power Integrations Incorporated «			73,200	2,737,680

				7,141,729

Software : 5.32%
Concur Technologies Incorporated «†			34,578	2,313,268
Fleetmatics Group plc †			32,100	804,747
Qlik Technologies Incorporated «†			61,400	1,363,694
Sourcefire Incorporated «†			20,900	890,340
Ultimate Software Group Incorporated †			29,274	2,972,482

				8,344,531

Materials : 4.07%

Chemicals : 2.13%
Intrepid Potash Incorporated «			100,438	2,340,205
Rockwood Holdings Incorporated			18,252	998,932

				3,339,137

Metals & Mining : 1.94%
Materion Corporation «			112,897	3,036,929

Telecommunication Services : 2.22%

Diversified Telecommunication Services : 2.22%
Cogent Communications Group Incorporated			140,300	3,475,231

Total Common Stocks (Cost $120,559,025)				154,467,939

Short-Term Investments : 36.86%

		Yield
Investment Companies : 36.86%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.14%	2,100,042	2,100,042
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.19	55,725,421	55,725,421

Total Short-Term Investments (Cost $57,825,463)				57,825,463

Total investments in securities(Cost $178,384,488)*	135.33%			212,293,402
Other assets and liabilities, net	(35.33)			(55,427,371)

Total net assets	100.00%			$156,866,031

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.

4

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $180,195,933 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,570,408
Gross unrealized depreciation	(4,472,939)

Net unrealized appreciation	$32,097,469

5

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND (“the Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair Valuation Measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1

NOTES TO FINANCIAL STATEMENTS continued

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$154,467,939	$0	$0	$154,467,939
Short-term investments
Investment companies	2,100,042	55,725,421	0	57,825,463

	$156,567,981	$55,725,421	$0	$212,293,402

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

2

List of Abbreviation

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: March 26, 2013

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: March 26, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: March 26, 2013